Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	KYO
Entity Registrant Name	KYOCERA CORP
Entity Central Index Key	0000057083
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	183,443,920

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 273,288	¥ 273,471
Short-term investments in debt and equity securities (Notes 3 and 4)	47,175	44,012
Other short-term investments (Note 3)	158,765	201,817
Trade receivables
Notes (Note 7)	19,349	19,536
Accounts (Notes 7 and 10)	225,578	208,404
Less allowances for doubtful accounts and sales returns (Note 6)	(4,583)	(4,795)
Trade Accounts And Notes Receivable, Net, Current, Total	240,344	223,145
Inventories (Note 5)	270,336	232,899
Advance payments	68,685	72,207
Deferred income taxes (Note 16)	45,049	43,035
Other current assets (Notes 4, 6, 8, 10 and 13)	40,961	38,915
Total current assets	1,144,603	1,129,501
Investments and advances:
Investments in and advances to affiliates and unconsolidated subsidiaries (Notes 6 and 7)	1,597	1,219
Long-term investments in debt and equity securities (Notes 3 and 4)	372,779	377,075
Other long-term investments (Notes 3, 4 and 6)	17,501	15,585
Total investments and advances	391,877	393,879
Property, plant and equipment (Notes 4 and 10):
Land	60,600	59,638
Buildings	301,911	288,992
Machinery and equipment	719,146	706,474
Construction in progress	17,035	7,227
Less accumulated depreciation	(838,155)	(814,577)
Total property, plant and equipment	260,537	247,754
Goodwill (Notes 2 and 9)	89,039	64,701
Intangible assets (Notes 2, 9 and 10)	49,653	42,160
Other assets (Notes 6, 8, 10 and 16)	58,394	68,571
Total assets	1,994,103	1,946,566
Current liabilities:
Short-term borrowings (Note 10)	4,062	7,852
Current portion of long-term debt (Notes 4 and 10)	10,610	10,687
Trade notes and accounts payable	102,699	101,265
Other notes and accounts payable	60,993	61,226
Accrued payroll and bonus	49,880	49,092
Accrued income taxes	13,496	18,069
Other accrued liabilities (Note 14)	29,940	24,337
Other current liabilities (Notes 4, 13 and 16)	29,368	28,087
Total current liabilities	301,048	300,615
Non-current liabilities:
Long-term debt (Notes 4 and 10)	21,197	24,538
Accrued pension and severance liabilities (Note 11)	32,441	28,924
Deferred income taxes (Note 16)	90,179	90,005
Other non-current liabilities (Note 16)	14,997	19,125
Total non-current liabilities	158,814	162,592
Total liabilities	459,862	463,207
Commitments and contingencies (Note 14)
Kyocera Corporation shareholders' equity (Note 15):
Common stock: Authorized 600,000 shares Issued 191,309 shares	115,703	115,703
Additional paid-in capital	162,617	162,336
Retained earnings	1,324,052	1,268,548
Accumulated other comprehensive income	(81,639)	(75,633)
Common stock in treasury, at cost: 7,796 shares at March 31, 2011 and 7,865 shares at March 31, 2012	(51,228)	(50,691)
Total Kyocera Corporation shareholders' equity	1,469,505	1,420,263
Noncontrolling interests	64,736	63,096
Total equity	1,534,241	1,483,359
Total liabilities and equity	¥ 1,994,103	¥ 1,946,566

Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Common stock, Authorized	600,000	600,000
Common stock, Issued	191,309	191,309
Common stock in treasury, shares	7,865	7,796

Consolidated Statements of Income (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales (Notes 7 and 13)	¥ 1,190,870	¥ 1,266,924	¥ 1,073,805
Cost of sales (Note 13)	870,143	888,869	787,970
Gross profit	320,727	378,055	285,835
Selling, general and administrative expenses (Notes 2, 4, 7, 14 and 17)	223,052	222,131	221,975
Profit from operations	97,675	155,924	63,860
Other income (expenses):
Interest and dividend income	13,966	12,963	13,202
Interest expense (Note 13)	(2,042)	(2,259)	(2,926)
Foreign currency transaction gains, net (Note 13)	4,533	3,824	2,830
Equity in losses of affiliates and unconsolidated subsidiaries (Notes 4, 7 and 13)	(36)	(160)	(18,297)
Other, net (Notes 3 and 4)	797	2,040	2,129
Nonoperating Income (Expense), Total	17,218	16,408	(3,062)
Income before income taxes	114,893	172,332	60,798
Income taxes (Note 16):
Current	34,199	35,744	24,445
Deferred	(4,064)	6,470	(9,080)
Total income taxes	30,135	42,214	15,365
Net income	84,758	130,118	45,433
Net income attributable to noncontrolling interests	(5,401)	(7,670)	(5,338)
Net income attributable to shareholders of Kyocera Corporation	¥ 79,357	¥ 122,448	¥ 40,095
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 432.58	¥ 667.23	¥ 218.47
Diluted	¥ 432.58	¥ 667.23	¥ 218.47
Cash dividends declared per share:
Per share of common stock	¥ 120	¥ 130	¥ 120
Average number of shares of common stock outstanding:
Basic	183,451	183,517	183,525
Diluted	183,451	183,517	183,525

Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation Shareholders' Equity	Non controlling Interests
Beginning Balance at Mar. 31, 2009	¥ 1,383,088	¥ 115,703	¥ 163,151	¥ 1,150,050	¥ (54,673)	¥ (50,568)	¥ 1,323,663	¥ 59,425
Comprehensive income:
Net income	45,433			40,095			40,095	5,338
Change in net unrealized gains on securities-net of taxes (Note 3)	11,959				11,847		11,847	112
Change in net unrealized gains on derivative financial instruments-net of taxes (Note 13)	74				63		63	11
Change in pension adjustments-net of taxes (Note 11)	906				1,003		1,003	(97)
Change in foreign currency translation adjustments-net of taxes	(11,241)				(9,287)		(9,287)	(1,954)
Total comprehensive income	47,131						43,721	3,410
Cash dividends paid to Kyocera Corporation's shareholders	(22,023)			(22,023)			(22,023)
Cash dividends paid to noncontrolling interests	(1,639)							(1,639)
Purchase of treasury stock (69) in 2012, (8) in 2011 and (8) in 2010	(59)					(59)	(59)
Reissuance of treasury stock (0) in 2012, (0) in 2011 and (1) in 2010	4		1			3	4
Stock option plan of subsidiaries	186		132				132	54
Other	574		(240)		37		(203)	777
Ending Balance at Mar. 31, 2010	1,407,262	115,703	163,044	1,168,122	(51,010)	(50,624)	1,345,235	62,027
Comprehensive income:
Net income	130,118			122,448			122,448	7,670
Change in net unrealized gains on securities-net of taxes (Note 3)	8,863				8,767		8,767	96
Change in net unrealized gains on derivative financial instruments-net of taxes (Note 13)	63				52		52	11
Change in pension adjustments-net of taxes (Note 11)	(4,619)				(4,530)		(4,530)	(89)
Change in foreign currency translation adjustments-net of taxes	(33,923)				(28,861)		(28,861)	(5,062)
Total comprehensive income	100,502						97,876	2,626
Cash dividends paid to Kyocera Corporation's shareholders	(22,022)			(22,022)			(22,022)
Cash dividends paid to noncontrolling interests	(1,875)							(1,875)
Purchase of treasury stock (69) in 2012, (8) in 2011 and (8) in 2010	(69)					(69)	(69)
Reissuance of treasury stock (0) in 2012, (0) in 2011 and (1) in 2010	2		0			2	2
Stock option plan of subsidiaries	211		151				151	60
Other	(652)		(859)		(51)		(910)	258
Ending Balance at Mar. 31, 2011	1,483,359	115,703	162,336	1,268,548	(75,633)	(50,691)	1,420,263	63,096
Comprehensive income:
Net income	84,758			79,357			79,357	5,401
Change in net unrealized gains on securities-net of taxes (Note 3)	8,520				8,502		8,502	18
Change in net unrealized gains on derivative financial instruments-net of taxes (Note 13)	(58)				(41)		(41)	(17)
Change in pension adjustments-net of taxes (Note 11)	(8,941)				(8,750)		(8,750)	(191)
Change in foreign currency translation adjustments-net of taxes	(6,429)				(5,538)		(5,538)	(891)
Total comprehensive income	77,850						73,530	4,320
Cash dividends paid to Kyocera Corporation's shareholders	(23,853)			(23,853)			(23,853)
Cash dividends paid to noncontrolling interests	(2,124)							(2,124)
Purchase of treasury stock (69) in 2012, (8) in 2011 and (8) in 2010	(540)					(540)	(540)
Reissuance of treasury stock (0) in 2012, (0) in 2011 and (1) in 2010	3		0			3	3
Stock option plan of subsidiaries	144		103				103	41
Other	(598)		178		(179)		(1)	(597)
Ending Balance at Mar. 31, 2012	¥ 1,534,241	¥ 115,703	¥ 162,617	¥ 1,324,052	¥ (81,639)	¥ (51,228)	¥ 1,469,505	¥ 64,736

Consolidated Statements of Equity (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Common Stock, Shares Beginning Balance	183,513	183,521	183,528
Purchase of treasury stock, Shares	69	8	8
Reissuance of treasury stock, Shares	0	0	1
Common Stock, Shares Ending Balance	183,444	183,513	183,521

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 84,758	¥ 130,118	¥ 45,433
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	73,120	71,544	72,829
Provision for doubtful accounts and loss on bad debts (Note 7)	370	2,039	9,389
Write-down of inventories	11,486	5,291	9,207
Deferred income taxes (Note 16)	(4,064)	6,470	(9,080)
Equity in losses of affiliates and unconsolidated subsidiaries (Notes 4, 7 and 13)	36	160	18,297
Foreign currency adjustments	(759)	506	1,100
Change in assets and liabilities:
Increase in receivables	(3,803)	(38,043)	(38,823)
(Increase) decrease in inventories	(39,762)	(69,368)	10,416
(Increase) decrease in advance payment	3,507	(20,008)	(22,734)
Increase in other current assets	(1,094)	(616)	(174)
Increase (decrease) in notes and accounts payable	(10,092)	29,422	40,400
Increase (decrease) in accrued income taxes	(6,680)	2,039	6,152
Increase in other current liabilities	4,411	3,033	4,420
Decrease in other non-current liabilities	(5,287)	(2,871)	(5,724)
Other, net	2,918	(29)	(3,525)
Net cash provided by operating activities	109,065	119,687	137,583
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(18,970)	(11,837)	(27,613)
Payments for purchases of held-to-maturity securities	(74,369)	(67,174)	(59,841)
Payments for purchases of other securities	(149)	(5,173)	(4,207)
Proceeds from sales and maturities of available-for-sale securities	29,346	9,568	21,483
Proceeds from maturities of held-to-maturity securities	74,083	42,534	38,649
Acquisitions of businesses, net of cash acquired (Notes 2 and 20)	(35,454)	(1,581)	(4,715)
Payments for purchases of property, plant and equipment	(67,765)	(65,844)	(36,491)
Payments for purchases of intangible assets	(6,744)	(6,568)	(3,876)
Proceeds from sales of property, plant and equipment, and intangible assets	939	491	3,065
Acquisition of time deposits and certificate of deposits	(258,032)	(303,482)	(356,472)
Withdrawal of time deposits and certificate of deposits	299,531	287,376	377,958
Other, net	1,533	326	2,742
Net cash used in investing activities	(56,051)	(121,364)	(49,318)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net (Note 2)	(13,615)	4,044	(6,510)
Proceeds from issuance of long-term debt	10,141	10,708	14,707
Payments of long-term debt (Note 2)	(19,166)	(15,707)	(20,236)
Dividends paid	(25,874)	(23,654)	(23,537)
Purchase of treasury stock	(540)	(69)	(59)
Reissuance of treasury stock	3	2	4
Other, net	(1,718)	(2,144)	(2,416)
Net cash used in financing activities	(50,769)	(26,820)	(38,047)
Effect of exchange rate changes on cash and cash equivalents	(2,428)	(11,158)	(6,339)
Net increase (decrease) in cash and cash equivalents	(183)	(39,655)	43,879
Cash and cash equivalents at beginning of year	273,471	313,126	269,247
Cash and cash equivalents at end of year	¥ 273,288	¥ 273,471	¥ 313,126

ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
ACCOUNTING POLICIES

1. ACCOUNTING POLICIES

Financial Statements Presentation:

The accompanying consolidated financial statements of Kyocera Corporation and its subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States of America.

Basis of Consolidation and Accounting for Investments in Affiliated Companies:

The consolidated financial statements include the accounts of Kyocera Corporation, its subsidiaries in which Kyocera has a controlling financial interest and a variable interest entity for which Kyocera is the primary beneficiary under the Financial Accounting Standard Board (FASB)’s Accounting Standards Codification (ASC) 810, “Consolidation.” All significant inter-company transactions and accounts are eliminated. Investments in 20% to 50% owned companies and an investment in a variable interest entity, for which Kyocera is not the primary beneficiary but has a significant influence to, are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.

These variable interest entities do not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Revenue Recognition:

Kyocera generates revenue principally through the sale of industrial components and telecommunications and information equipment. Kyocera’s operations consist of the following seven reporting segments: 1) Fine Ceramic Parts Group, 2) Semiconductor Parts Group, 3) Applied Ceramic Products Group, 4) Electronic Device Group, 5) Telecommunications Equipment Group, 6) Information Equipment Group and 7) Others.

Kyocera recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable and collectability is reasonably assured in accordance with ASC 605, “Revenue Recognition.” Sales to customers in each of the above segments are based on the specific terms and conditions contained in basic contracts with customers and firm customer orders which detail the price, quantity and timing of the transfer of ownership (such as risk of loss and title) of the products.

For most customer orders, the transfer of ownership and revenue recognition occurs at the time of shipment of the products to the customer. For the remainder of customer orders, the transfer of ownership and revenue recognition occurs at the time of receipt of the products by the customer, with the exception of sales of solar power generating systems in the Applied Ceramic Products Group and information equipment in the Information Equipment Group for which sales are made to end users together with installation services. The transfer of ownership and revenue recognition in these cases occur at the completion of installation and customer acceptance, as Kyocera have no further obligations under the contracts and all revenue recognition criteria under ASC 605 are met. When Kyocera provides a combination of products and services, the arrangement is evaluated under ASC 605-25, “Multiple-Element Arrangements.”

In addition, in the Information Equipment Group, Kyocera may enter into sales contracts and lease agreements ranging from one to seven years directly with end users. Sales contracts and lease agreements may include installation services and have customer acceptance clauses. For sales and sales-type lease agreements, revenue is recognized at the completion of installation and customer acceptance which usually occurs on the same business day as delivery. For sales-type leases, unearned income (which represents interest) is amortized over the lease term using the effective interest method in accordance with ASC 840, “Leases.”

For all sales in the above segments, product returns are only accepted if the products are determined to be defective. There are no price protections, stock rotation or returns provisions, except for certain programs in the Electronic Device Group as noted below.

Sales Incentives

In the Electronic Device Group, sales to independent electronic component distributors may be subject to various sale programs for which a provision for incentive programs is recorded as a reduction of revenue at the time of sale, as further described below in accordance with ASC 605-50, “Customer Payments and Incentives” and ASC 605-15, “Products.”

(a) Distributor Stock Rotation Program

Stock rotation is a program whereby distributors are allowed to return for credit qualified inventory, semi-annually, equal to a certain percentage of the previous six months net sales. In accordance with ASC 605-15, an estimated sales allowance for stock rotation is recorded at the time of sale based on a percentage of distributor sales using historical trends, current pricing and volume information, other market specific information and input from sales, marketing and other key management. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future returns under the stock rotation program. Kyocera’s actual results approximate its estimates. When the products are returned and verified, the distributor is given credit against their accounts receivables.

(b) Distributor Ship-from-Stock and Debit Program

Ship-from-Stock and Debit (ship and debit) is a program designed to assist distributors in meeting competitive prices in the marketplace on sales to their end customers. Ship and debit programs require a request from the distributor for a pricing adjustment of a specific part for a sale to the distributor’s end customers from the distributor’s stock. Ship and debit authorizations may cover current and future distributor activity for a specific part for a sale to their customers. In accordance with ASC 605, at the time Kyocera records the sales to distributors, an allowance for the estimated future distributor activities related to such sales is provided since it is probable that such sales to distributors will result in ship and debit activities. In accordance with ASC 605-15, Kyocera records an estimated sales allowance based on sales during the period, credits issued to distributors, distributor inventory levels, historical trends, market conditions, pricing trends noted in direct sales activity with original equipment manufacturers and other customers, and input from sales, marketing and other key management. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future credits under the ship and debit program. Kyocera’s actual results approximate its estimates.

Sales Rebates

In the case of sales to distributors in the Applied Ceramic Products Group and Information Equipment Group, Kyocera provides cash rebates when predetermined sales targets are achieved during a certain period. Provisions for sales rebates are recorded as a reduction of revenue at the time of revenue recognition based on the best estimate of forecasted sales to each distributor in accordance with ASC 605-50.

Sales Returns

Kyocera records an estimated sales returns allowance at the time of sales based on historical return experience.

Products Warranty

For after-service costs to be paid during warranty periods, Kyocera accrues a product warranty liability for claims under warranties relating to the products that have been sold. Kyocera records an estimated product warranty liability based on its historical repair experience with consideration given to the expected level of future warranty costs.

In the Information Equipment Group, Kyocera provides a standard one year manufacturer’s warranty on its products. For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term. Service revenues are recognized over the term of the related service maintenance contracts in accordance with ASC 605-20, “Services.”

Cash and Cash Equivalents:

Kyocera considers cash, bank deposits and all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents accounted for under ASC 305, “Cash and Cash Equivalents.”

Translation of Foreign Currencies:

Assets and liabilities of consolidated foreign subsidiaries and affiliates accounted for by the equity method are translated into Japanese yen at the exchange rates in effect on the respective balance sheet dates. Operating accounts are translated at the average exchange rates for the respective periods accounted for under ASC 830, “Foreign Currency Matters.” Translation adjustments result from the process of translating foreign currency denominated financial statements into Japanese yen. These translation adjustments, which are not included in the determination of net income, are included in other comprehensive income.

Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect on the respective balance sheet dates, and resulting transaction gains or losses are included in the determination of net income.

Allowances for Doubtful Accounts:

Kyocera maintains allowances for doubtful accounts related to trade notes receivables, trade accounts receivables and finance receivables for estimated losses resulting from customers’ inability to make timely payments, including interest on finance receivables. Kyocera’s estimates are based on various factors, including the length of past due payments, historical experience and current business environments. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, a specific allowance against these amounts is provided, considering the fair value of assets pledged by the customer as collateral. In addition, when Kyocera determines it is unable to collect receivables, Kyocera directly writes-off these receivables to expenses in the period incurred.

Inventories:

Inventories are accounted for under ASC 330, “Inventory.” Inventories are stated at the lower of cost or market. For finished goods and work in process, cost is mainly determined by the average method. For raw materials and supplies, cost is mainly determined by the first-in, first-out method. Kyocera recognizes estimated write-down of inventories for excess, slow-moving and obsolete inventories.

Securities:

Debt and equity securities are accounted for under ASC 320, “Investments—Debt and Equity Securities.” Securities classified as available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of taxes. Securities classified as held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted for by the cost method in accordance with ASC 325, “Investments—Other.”

Kyocera evaluates whether the declines in fair value of securities are other-than-temporary. Other-than-temporary declines in fair value are recorded as a realized loss with a new cost basis. This evaluation is based mainly on the duration and the extent to which the fair value is less than cost, and the anticipated recoverability in fair value.

Kyocera also reviews its investments accounted for by the equity method for impairment quarterly in accordance with ASC 323, “Investments—Equity Method and Joint Ventures.” Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined through the use of various methodologies such as discounted cash flows and comparable valuations of similar companies.

Property, Plant and Equipment and Depreciation:

Property, plant and equipment are accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera provides for depreciation of buildings, machinery and equipment over their estimated useful lives primarily on the declining balance method. The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Major renewals and betterments are capitalized as tangible assets and they are depreciated based on estimated useful lives. The costs of minor renewals, maintenance and repairs are charged to expenses in the period incurred. When assets are sold or otherwise disposed of, the gains or losses thereon, computed on the basis of the difference between depreciated costs and proceeds, are credited or charged to income in the year of disposal, and costs and accumulated depreciation are removed from accounts.

Goodwill and Other Intangible Assets:

Goodwill and other intangible assets are accounted for under ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets with indefinite useful lives, rather than being amortized, are tested for impairment at least annually, and also following any events and changes in circumstances that might lead to impairment. Intangible assets with definite useful lives are amortized straight line over their respective estimated useful lives to their estimated residual values, and reviewed for impairment which are accounted for under ASC 360, “Property, Plant, and Equipment” whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 20 years

Impairment of Long-Lived Assets:

Impairment of long-lived assets which include intangible assets with definite useful lives is accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

Long-lived assets are considered to be impaired when the expected undiscounted cash flows from the asset group is less than its carrying value. A loss on impairment is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived assets.

Derivative Financial Instruments:

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged to income. However cash flow hedges may qualify for hedge accounting, if the hedging relationship is expected to be highly effective in achieving offsetting cash flows of hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to income when the underlying transaction being hedged occurs.

Kyocera designates certain foreign currency forward contracts and interest rate swaps as cash flow hedges. However, changes in fair value of most of the foreign currency forward contracts are recorded in income without applying hedge accounting as it is expected that such changes will be offset by corresponding gains or losses of the underlying hedged assets and liabilities.

Kyocera formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedge to specific assets and liabilities on the balance sheet or forecasted transactions. Kyocera also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, Kyocera discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the net derivative gains or losses remain in accumulated other comprehensive income, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into income immediately.

Commitments and Contingencies:

Commitments and contingencies are accounted for under ASC 450, “Contingencies.” Liabilities for loss contingencies are recorded when analysis indicates that it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a range of loss can be estimated, we accrue the most likely amount. In the event that no amount in the range of probable loss is considered most likely, the minimum loss in the range is accrued. Amounts recorded are reviewed periodically and adjusted to reflect additional legal and technical information that becomes available. Legal costs are accrued as incurred.

Stock-Based Compensation:

Costs resulting from share-based payment transactions are accounted for under ASC 718, “Compensation—Stock Compensation,” Kyocera recognizes such costs in the consolidated financial statements by fair value based on measurement method. Under the modified prospective method, Kyocera recognizes compensation costs which include:

(a)	compensation cost for all stock options granted prior to, but not yet vested as of April 1, 2006, and

(b)	compensation cost for all stock options granted or modified subsequent to April 1, 2006.

Net Income Attributable to Shareholders of Kyocera Corporation:

Earnings per share is accounted for under ASC 260, “Earnings Per Share.” Basic earnings per share attributable to shareholders of Kyocera Corporation is computed based on the average number of shares of common stock outstanding during each period, and diluted earnings per share attributable to shareholders of Kyocera Corporation is computed based on the diluted average number of shares of stock outstanding during each period.

Research and Development Expenses and Advertising Expenses:

Research and development expenses, are accounted for under ASC 730, “Research and Development”, are charged to operations as incurred. Advertising expenses, are accounted for under ASC 720-35, “Other Expenses—Advertising Costs”, are charged to operations as incurred.

Use of Estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. However, actual results could differ from those estimates and assumptions.

Recently Adopted Accounting Standards:

On April 1, 2011, Kyocera adopted the FASB’s Accounting Standards Update (ASU) No. 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” which addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit. This accounting standard addresses how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 1, 2011, Kyocera adopted the FASB’s ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” This accounting standard modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. As this accounting standard does not actually change how the impairment would be calculated, the adoption of this accounting standard did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 1, 2011, Kyocera adopted the FASB’s ASU No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” The amendments in this Update require a public entity that enters into business combination(s) to disclose revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. As this accounting standard is a provision for disclosure, the adoption of this accounting standard did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On January 1, 2012, Kyocera adopted the FASB’s ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This accounting standard amends current U.S. GAAP to create more commonality with IFRSs by harmonizing definitions and disclosure requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Recently Issued Accounting Standards:

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” In presenting other comprehensive income and its components in financial statement, this accounting standard eliminates the current option which is to present the components of other comprehensive income as part of the statement of equity. This standard also requires reclassifications between other comprehensive income and net income to be disclosed on the face of financial statements.

Furthermore, in December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” This accounting standard supersedes certain pending paragraphs in Update No. 2011-05.

These accounting standards will be effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards are a provision for presentation, the adoption of these accounting standards will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment.” This accounting standard permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. An entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. This accounting standard will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. As this accounting standard does not actually change how the impairment would be calculated, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In December 2011, the FASB issued ASU No. 2011-10, “Derecognition of in Substance Real Estate—a Scope Clarification.” This accounting standard requires the reporting entity to apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. This accounting standard will be effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. The adoption of this accounting standard is not expected to have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This accounting standard requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This accounting standard will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. As this accounting standard is a provision for disclosure, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Reclassifications:

Certain reclassifications and format changes have been made to the consolidated statements of income and the consolidated statements of cash flows for the year ended March 31, 2011 and 2010 to conform to the current presentation.

BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2012
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2012

On July 11, 2011, Kyocera Fineceramics GmbH, a consolidated German subsidiary of Kyocera Corporation, acquired 100% of the outstanding common stock of Unimerco Group A/S, a Denmark-based industrial cutting tool manufacturing and sales company and made it a consolidated subsidiary with the aim of strengthening its cutting tool business. Unimerco Group A/S has changed its name to Kyocera Unimerco A/S on July 21, 2011.

By making Kyocera Unimerco A/S a consolidated subsidiary, Kyocera has added Kyocera Unimerco A/S’s high-quality, high-precision, custom-made solid-type cutting tools for automobile engine processing as well as aviation and wind-power generation markets to its lineup while also expanding its sales network, mainly in Europe. Going forward, Kyocera will strive to further expand its cutting tool business through the pursuit of synergies with Kyocera Unimerco A/S.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Applied Ceramic Products Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the amounts were immaterial.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

The weighted average amortization periods for customer relationships, unpatented technology and trademark are 20 years, 20 years and 10 years, respectively.

On February 1, 2012, Kyocera acquired 100% of the common stock of Optrex Corporation, a specialized manufacturer of liquid crystal displays (LCD) and related products, with the aim of strengthening its LCD business, and made it a consolidated subsidiary. Optrex Corporation has changed its name to Kyocera Display Corporation on April 1, 2012.

By making Optrex Corporation a consolidated subsidiary, Kyocera will further enhance the product lines of both its conventional industrial equipment applications and newly acquired automotive applications. Moreover, Optrex Corporation also possesses excellent production technology for touchscreen panels, thus by effectively combining both companies’ product technologies and operating resources including customer bases, Kyocera also expects to further enhance and expand its touchscreen panel business. Going forward, Kyocera will strive to further expand its LCD and touchscreen panel business.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

The total amount of goodwill is not expected to be deductible for tax purposes.

The short-term borrowings of ¥10,058 million and the current portion of long-term debt of ¥5,345 million were loans from several financial institutions, the repayment of which were completed in the year ended March 31, 2012.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

The weighted average amortization periods for customer relationships and technology are 10 years, respectively.

Pro forma information

The following is the pro forma combined results of operations of Kyocera for the years ending March 31, 2011 and 2012 as if above business combination had taken place on April 1, 2010. The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

	Years ending March 31,
	2011 (Unaudited)	2012 (Unaudited)
	(Yen in millions except per share amounts)
Pro forma net sales	¥1,340,810	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	118,874	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	647.75	429.70
Diluted	647.75	429.70

The amounts of revenue and earnings of Optrex Corporation since the acquisition date included in the consolidated income statement for the year ended March 31, 2012 are not presented as the amounts were immaterial.

On August 31, 2011, Kyocera Mita India Pte. Ltd., a subsidiary of Kyocera Mita Corporation, acquired information equipment sales business, related assets and liabilities from Kilburn Office Automation Ltd. to expand its sales channels in India.

On October 1, 2011, Kyocera Mita Canada, Ltd, a subsidiary of Kyocera Mita Corporation, acquired 100% of the common stock of Copicom Inc. to expand its sales channels in Canada.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2011

On June 1, 2010, Kyocera Corporation acquired thin film transistor LCD business of Yasu facility from Sony Mobile Display Corporation. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Electronic Device Group.

Kyocera Tycom Corp. has owned a 33.33% interest in Tycom Ltd., a sales company of cutting tools, and accounted for its investment by the equity method. On August 31, 2010, Kyocera Tycom Corp. acquired all of the remaining shares of Tycom Ltd. As a result, Tycom Ltd. has become a wholly-owned subsidiary of Kyocera and has been consolidated by Kyocera from that date. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Applied Ceramic Products Group.

On October 29, 2010, Kyocera Mita Corporation acquired 100% of shares of Epson Software Engineering (Philippines), Inc. which is a software developer related to information equipment. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Information Equipment Group.

These acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2010

On July 31, 2009, Kyocera Mita Corporation acquired 100% of the common stock of two distributors of information equipment in Korea and made them consolidated subsidiaries.

On October 1, 2009, Kyocera Mita Canada, Ltd. acquired operations and related assets of Gold Business Machines Ltd. and Gold Business Machines Brandon Ltd. to expand its sales channels in Canada.

On December 1, 2009, Kyocera Mita America, Inc., a subsidiary of Kyocera Mita Corporation, acquired 100% of the common stock of Allister Business Systems, Inc. and made it a consolidated subsidiary to expand its sales channels in the United States of America.

The results of operations of these acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition dates and for segment reporting, they are reported in the Information Equipment Group.

On August 3, 2009, Kyocera Communication System Co., Ltd. acquired 67% of the common stock of Net it works, Inc., a Japanese telecommunication engineering company and made it a consolidated subsidiary. The results of operations of this acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Others.

The above acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations of which the allocation of fair value was completed in the year ended March 31, 2010

On November 18, 2008, Kyocera Mita Corporation announced that it submitted a takeover offer to the shareholders of TA Triumph-Adler AG (currently TA Triumph-Adler GmbH, TA), a German based sales company of information equipment, which was accounted for by the equity method, with the aim of expanding mutual businesses. On December 15, 2008, this takeover offer was approved by German Federal Supervisory Authority. During December 16, 2008 to February 2, 2009, a total of 14,184,810 shares of TA were tendered, and Kyocera Mita Corporation acquired them by February 10, 2009. In addition, from December 8, 2008 to March 31, 2009, Kyocera Mita Corporation acquired 21,372,713 shares of TA directly from its shareholders or through the stock market. The total amount of the acquisition cost was ¥8,234 million, which was funded mainly by cash in hand.

As a result of these acquisitions of shares, together with shares which Kyocera Mita Corporation had already secured before the announcement of the takeover offer on November 18, 2008, Kyocera Mita Corporation secured a total shareholding of 94.19% in TA as of March 31, 2009. As the European Commission approved the purchase of shares in TA by Kyocera Mita on January 21, 2009, TA was consolidated by Kyocera from that date.

On October 13, 2010, Kyocera Mita Corporation acquired all of the remaining shares of TA. As a result, TA has become a wholly-owned subsidiary of Kyocera Mita Corporation.

Kyocera has used the purchase method of accounting to record assets acquired and liabilities assumed in accordance with Statement of Financial Accounting Standards No. 141, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed during the year ended March 31, 2010. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

January 21, 2009
(Yen in millions)
Current assets	¥27,543
Intangible assets	17,335
Other non-current assets	23,337

Total assets	68,215

Current liabilities	25,501
Non-current liabilities	41,004

Total liabilities	66,505

Noncontrolling interests	3

Total identified assets, liabilities and noncontrolling interests	1,707

Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198

Goodwill	¥10,725

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

January 21, 2009
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,885
Others	405

Total	¥10,290

Intangible assets subject not to amortization:
Trademark	¥7,045

Total	¥7,045

The weighted average amortization period for customer relationships is 10 years.

INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2012
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

3. INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

Available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of tax. Held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥45,893	¥57,919

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥217	¥341	¥1,260

(1)	Debt and equity securities with readily determinable fair values

Investments in debt and equity securities at March 31, 2011 and 2012, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2011				2012
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥271,874	¥327,684	¥57,151	¥1,341	¥266,070	¥333,840	¥68,057	¥287
Investment trusts	3,454	3,590	225	89	3,690	3,704	145	131

Total equity securities	275,328	331,274	57,376	1,430	269,760	337,544	68,202	418

Corporate bonds	5,122	4,395	37	764	12,735	11,941	0	794
Hybrid financial instruments	11,976	11,976	—	—	—	—	—	—
Government bonds and public bonds	2,789	2,423	19	385	1,501	1,203	—	298
Other debt securities	563	554	32	41	—	—	—	—

Total debt securities	20,450	19,348	88	1,190	14,236	13,144	0	1,092

Total available-for-sale securities	295,778	350,622	57,464	2,620	283,996	350,688	68,202	1,510

Held-to-maturity securities:
Corporate bonds	51,901	52,035	208	74	54,317	54,325	123	115
Government bonds and public bonds	18,264	18,189	6	81	13,949	13,949	13	13
Others	300	300	0	—	1,000	1,000	0	—

Total held-to-maturity securities	70,465	70,524	214	155	69,266	69,274	136	128

Total	¥366,243	¥421,146	¥57,678	¥2,775	¥353,262	¥419,962	¥68,338	¥1,638

At March 31, 2012, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2012
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥3,275	¥3,027	¥41,736	¥41,678
Due after 1 year to 5 years	9,247	8,409	27,530	27,596
Due after 5 years	1,714	1,708	—	—
Equity securities	269,760	337,544	—	—

	¥283,996	¥350,688	¥69,266	¥69,274

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥11,375	¥8,500	¥16,705
Gross realized gains	746	608	1,196
Gross realized losses	875	445	1,162

For the purpose of computing gains and losses, the cost of those securities is determined by the moving average method.

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥7,170	¥1,338	¥7	¥3	¥7,177	¥1,341
Investment trusts	1,125	89	—	—	1,125	89
Corporate bonds	902	76	2,501	688	3,403	764
Government bonds and public bonds	151	14	1,250	371	1,401	385
Other debt securities	10	6	410	35	420	41

Total	¥9,358	¥1,523	¥4,168	¥1,097	¥13,526	¥2,620

	March 31, 2012
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥2,135	¥287	¥1	¥0	¥2,136	¥287
Investment trusts	2,796	131	—	—	2,796	131
Corporate bonds	8,235	32	3,055	762	11,290	794
Government bonds and public bonds	376	1	827	297	1,203	298
Other debt securities	—	—	—	—	—	—

Total	¥13,542	¥451	¥3,883	¥1,059	¥17,425	¥1,510

At March 31, 2012, Kyocera held available-for-sale securities in unrealized loss positions of ¥1,510 million. Kyocera considered the decline in fair value of marketable equity securities were not other-than-temporary as the extent to which fair value was below the cost was minor and the duration of the decline in fair value was mostly within one year. Kyocera considered the decline in fair value of corporate bonds, government bonds and public bonds, and other debt securities were not other-than-temporary because the decline in fair value was not caused by credit loss and Kyocera would receive the full cost amount.

(2)	Other investments

Kyocera held time deposits and certificates of deposits which were due over three months to original maturity, non-marketable equity securities and long-term loans. Carrying amounts of these investments at March 31, 2011 and 2012, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2011	2012
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥201,879	¥160,796
Non-marketable equity securities	15,376	15,393
Long-term loans	147	77

Total	¥217,402	¥176,266

FAIR VALUE	12 Months Ended
Mar. 31, 2012
FAIR VALUE

4. FAIR VALUE

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3:	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(1)	Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2011				2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Marketable equity securities	¥—	¥—	¥—	¥—	¥25	¥—	¥—	¥25
Investment trusts	—	—	—	—	2,386	—	—	2,386

Total equity securities	—	—	—	—	2,411	—	—	2,411

Corporate bonds	630	12	6	648	2,859	—	—	2,859
Hybrid financial instruments	—	11,976	—	11,976	—	—	—	—
Government bonds and public bonds	—	—	—	—	168	—	—	168
Other debt securities	—	180	30	210	—	—	—	—

Total debt securities	630	12,168	36	12,834	3,027	—	—	3,027

Foreign currency forward contracts	—	331	—	331	—	459	—	459
Currency swaps	—	7	—	7	—	—	—	—

Total derivatives	—	338	—	338	—	459	—	459

Total current assets	630	12,506	36	13,172	5,438	459	—	5,897

Non-Current Assets:
Marketable equity securities	327,684	—	—	327,684	333,815	—	—	333,815
Investment trusts	331	3,259	—	3,590	66	1,252	—	1,318

Total equity securities	328,015	3,259	—	331,274	333,881	1,252	—	335,133

Corporate bonds	3,719	19	9	3,747	9,082	—	—	9,082
Government bonds and public bonds	2,423	—	—	2,423	1,035	—	—	1,035
Other debt securities	—	295	49	344	—	—	—	—

Total debt securities	6,142	314	58	6,514	10,117	—	—	10,117

Total non-current assets	334,157	3,573	58	337,788	343,998	1,252	—	345,250

Total assets	¥334,787	¥16,079	¥94	¥350,960	¥349,436	¥1,711	¥—	¥351,147

Current Liabilities:
Foreign currency forward contracts	¥—	¥3,626	¥—	¥3,626	¥—	¥5,140	¥—	¥5,140
Interest rate swaps	—	20	—	20	—	28	—	28

Total derivatives	—	3,646	—	3,646	—	5,168	—	5,168

Total current liabilities	¥—	¥3,646	¥—	¥3,646	¥—	¥5,168	¥—	¥5,168

The fair value of Level 1 investments is quoted price in an active market with sufficient volume and frequency of transactions.

The fair value of Level 2 investments is other than quoted price included within Level 1 that is observable for the asset or liability, either directly or indirectly through corroboration with observable market data. Kyocera did not recognize any transfers between Levels 1 and 2 for the years ended March 31, 2010, 2011 and 2012.

The fair value of Level 3 investments is determined using input that is both unobservable and significant to the values of instruments being measured.

The fair value of Level 2 derivatives is estimated based on quotes from financial institutions. With respect to the detail information of derivatives, please refer to the Note 13 to the Consolidated Financial Statement.

In accordance with the provisions of ASC 815-15 “Embedded Derivatives”, Kyocera elects the fair value option for all hybrid financial instruments. Gains on hybrid financial instruments which were recorded in other, net on the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Gains on Hybrid financial instruments	¥254	¥109	¥18

(2)	Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2010.

	Balance at March 31, 2010	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2010
	(Yen in millions)
Investment in WILLCOM, Inc.	¥—			¥—	¥(19,987)
Property, plant and equipment	400			400	(597)
Non-marketable equity securities	11			11	(26)
Goodwill	—			—	(22)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

In the year ended March 31, 2010, Kyocera measured the fair value and recognized an other-than-temporary impairment loss of ¥19,987 million on its investment in WILLCOM, Inc., an affiliate company of Kyocera accounted for by the equity method. The impairment loss was included in equity in earnings (losses) of affiliates and unconsolidated subsidiaries in the consolidated statement of income. The fair value of this investment is based on valuation techniques using the best information available, and included market comparables, analysis of financial condition and estimated future cash flow. The investment was classified as a Level 3 asset because unobservable inputs were used to determine the fair value, which included assumptions market participants would use to value this investment due to the absence of quoted market prices.

Certain property, plant and equipment with a carrying amount were written down to their fair value due to events or circumstances that carrying value of the assets was not recoverable, resulting in impairment charge of ¥597 million, ¥712 million and ¥241 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012, respectively.

Certain non-marketable equity securities with a carrying amount were written down to their fair value due to other-than-temporary impairment, resulting in impairment charge of ¥26 million, ¥3 million and ¥2 million, which were included in other, net in the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012, respectively.

Certain goodwill with a carrying amount was written down to its fair value due to its carrying value exceeding its fair value, resulting in impairment charge of ¥22 million, which was included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2010.

(3)	Fair Value of Financial Instruments

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥44,012	¥44,054	¥47,175	¥47,116
Long-term investments in debt and equity securities	377,075	377,092	372,779	372,846
Other long-term investments	15,585	15,585	17,501	17,526

Total	¥436,672	¥436,731	¥437,455	¥437,488

Liabilities (b):
Long-term debt (including due within one year)	¥35,225	¥35,332	¥31,807	¥32,028

Total	¥35,225	¥35,332	¥31,807	¥32,028

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2011 and 2012 were ¥15,363 million and ¥15,380 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

Carrying amounts of cash and cash equivalents, other short-term investments, trade notes receivable, trade accounts receivable, short-term borrowings, trade notes and accounts payable, and other notes and accounts payable approximate fair values because of the short maturity of these instruments.

INVENTORIES	12 Months Ended
Mar. 31, 2012
INVENTORIES

5. INVENTORIES

Inventories at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Finished goods	¥111,487	¥117,337
Work in process	47,388	54,700
Raw materials and supplies	74,024	98,299

	¥232,899	¥270,336

VALUATION ALLOWANCES	12 Months Ended
Mar. 31, 2012
VALUATION ALLOWANCES

6. VALUATION ALLOWANCES

Changes in valuation allowances for the year ended March 31, 2010, 2011, and 2012 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2010:
Allowance for doubtful accounts	¥5,532	¥826	¥31	¥(1,848)	¥4,541
Allowance for sales returns	2,155	4,911	(100)	(4,711)	2,255

Total	¥7,687	¥5,737	¥(69)	¥(6,559)	¥6,796

For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

For the year ended March 31, 2012:
Allowance for doubtful accounts	¥5,214	¥858	¥42	¥(1,163)	¥4,951
Allowance for sales returns	2,405	4,340	(51)	(4,552)	2,142

Total	¥7,619	¥5,198	¥(9)	¥(5,715)	¥7,093

*	Foreign currency translation adjustments and the increase by business combination.

The location of valuation allowances in the consolidated balance sheets at March 31, 2011 and 2012 are as follows:

	March 31, 2011	March 31, 2012
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥4,795	¥4,583

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	¥619	¥518
Investments in and advances to affiliates and unconsolidated subsidiaries	¥229	¥1
Other long-term investments	¥100	¥43
Other assets	¥1,876	¥1,948

Subtotal	¥2,824	¥2,510

Total	¥7,619	¥7,093

INVESTMENTS IN AND ADVANCES TO AFFILIATES	12 Months Ended
Mar. 31, 2012
INVESTMENTS IN AND ADVANCES TO AFFILIATES

7. INVESTMENTS IN AND ADVANCES TO AFFILIATES

Since October 2004, Kyocera Corporation owned a 30% interest in WILLCOM, Inc., which is engaged in the personal handy phone system (PHS) business. Kyocera sells PHS handsets and PHS base stations to WILLCOM, Inc. Kyocera accounted for its investment in WILLCOM, Inc. as an equity method investment.

On September 24, 2009, WILLCOM, Inc. applied and was accepted to undergo Alternative Dispute Resolution with the Japanese Association of Turnaround Professionals (JATP), a process for corporate revitalization prescribed in the Act on Special Measures for Industrial Revitalization. The process of Alternative Dispute Resolution is not a legal procedure like a bankruptcy or a corporate reorganization procedure, but rather constitutes a flexible private settlement mechanism that allows the subject company to continue its daily commercial operations, while securing fairness through the involvement of the JATP. The JATP has been authorized by the Minister of Economy, Trade and Industry to act as an unbiased intermediary to achieve resolution among relevant parties.

During the year ended March 31, 2010, Kyocera recognized an impairment loss of ¥19,987 million on its investment in WILLCOM, Inc., recorded as equity in losses of affiliates, reflecting management’s belief that the investment might not be recoverable.

On February 18, 2010, WILLCOM, Inc. filed a petition with the Tokyo District Court for commencement of corporate reorganization procedures and applied to the Enterprise Turnaround Initiative Corporation of Japan (ETIC) for support, after terminating the process of Alternative Dispute Resolution. On March 12, 2010, the Tokyo District Court agreed to commence the corporate reorganization procedures. Upon such decision, most of the directors of WILLCOM, Inc., including all of those simultaneously serving as directors of Kyocera, resigned, and trustees and acting trustees were appointed by the Tokyo District Court. On the same day, the ETIC agreed to provide support to WILLCOM, Inc. Due to the commencement of the corporate reorganization procedures, Kyocera lost significant influence over WILLCOM, Inc. and therefore discontinued its application of equity method accounting.

Taking into consideration the decision to commence corporate reorganization procedures, Kyocera recognized a bad debt loss of ¥8,961 million on receivables from WILLCOM, Inc., recorded as selling, general and administrative expenses in the Telecommunication Equipment Group for the year ended March 31, 2010, based on publicly disclosed information such as the outline of the business revitalization plan of WILLCOM, Inc., etc.

On August 2, 2010, WILLCOM, Inc. entered into a sponsor agreement with SOFTBANK CORP. SOFTBANK CORP. agreed to dispatch a business trustee to WILLCOM, Inc. and to provide necessary support for business operations and execution of the reorganization plan.

On October 14, 2010, the trustees of WILLCOM, Inc. filed the reorganization plan with the Tokyo District Court.

Based on the filed reorganization plan, during the year ended March 31, 2011, Kyocera recognized an additional bad debt loss of ¥708 million on receivables from WILLCOM, Inc., in selling, general and administrative expenses in the Telecommunications Equipment Group.

On November 30, 2010, the filed reorganization plan was approved by the creditors’ committees in written vote and subsequently by the Tokyo District Court.

As Kyocera has continued to sell PHS handsets and PHS base stations to WILLCOM, Inc., the implementation of the corporate reorganization plan and WILLCOM, Inc.’s business performance still have a significant effect on Kyocera’s consolidated results of operations, financial condition and cash flows.

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥671	¥1,184
Kyocera’s trade receivables from affiliates	132	1,048

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(18,150)	¥83	¥(279)
Kyocera’s sales to affiliates	18,617	314	661

LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2012
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA Triumph-Adler GmbH (TA). These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Total minimum lease payments receivable	¥35,963	¥32,683
Unguaranteed residual values	1,975	1,522
Unearned income	(3,056)	(2,544)
Executory costs	(20)	(21)

	34,862	31,640
Less, allowance for doubtful receivables	(493)	(382)

	34,369	31,258
Less, portion due within one year	(11,739)	(11,307)

Total	¥22,630	¥19,951

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥541	¥571	¥493
Charged to costs or expenses, or charge-off	53	(44)	(69)
Others*	(23)	(34)	(42)

Balance at end of year	¥571	¥493	¥382

*	Others consist mainly of foreign currency translation adjustments and business acquisitions during the year.

TA estimates allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2013	¥12,419
2014	8,434
2015	6,127
2016	3,856
2017	1,521
2018 and thereafter	326

Total	¥32,683

TA transfers the capital lease receivables to a third party in exchange for cash, however, the transfer of the capital lease receivables did not qualify as a sale for financial reporting purpose because TA has the right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it is included in long-term debt. As a result of the transaction, capital lease receivables in the amount of ¥31,719 million and ¥28,086 million as of March 31, 2011 and 2012 have been recorded on the balance sheet, respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2011		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥30,409	¥21,696	¥31,493	¥21,906
Patent rights	19,185	15,310	16,818	14,170
Customer relationships	25,726	9,053	31,473	12,214
Other	9,771	6,190	16,281	6,966

Total	¥85,091	¥52,249	¥96,065	¥55,256

	March 31,
	2011	2012
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥9,317	¥8,842
Other	1	2

Total	¥9,318	¥8,844

Intangible assets acquired during the year ended March 31, 2012 are as follows:

Year ended March 31, 2012
(Yen in millions)
Intangible assets subject to amortization:
Software	¥4,871
Patent rights	1,067
Customer relationships	6,690
Other	6,960

Total	¥19,588

The weighted average amortization periods for software, patent rights and customer relationships which were acquired during the year ended March 31, 2012 are three years, three years and 15 years, respectively.

Total amortization of intangible assets during the years ended March 31, 2010, 2011 and 2012 amounted to ¥11,888 million, ¥11,410 million and ¥10,387 million, respectively.

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2013	¥9,141
2014	5,675
2015	4,052
2016	3,512
2017	2,897

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2011 and 2012 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2010
Goodwill	¥100	¥1,309	¥8,692	¥28,517	¥18,456	¥14,064	¥4,596	¥75,734
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,309	3,277	28,517	18,456	14,042	1,901	67,602
Goodwill acquired during the year	—	—	—	—	—	42	—	42
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(43)	(336)	(1,649)	—	(914)	(1)	(2,943)

Balance at March 31, 2011
Goodwill	100	1,266	8,356	26,868	18,456	13,192	4,595	72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,266	2,941	26,868	18,456	13,170	1,900	64,701
Goodwill acquired during the year	—	—	11,320	14,143	—	391	—	25,854
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(4)	(616)	(148)	—	(748)	—	(1,516)

Balance at March 31, 2012
Goodwill	100	1,262	19,060	40,863	18,456	12,835	4,595	97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,262	¥13,645	¥40,863	¥18,456	¥12,813	¥1,900	¥89,039

The goodwill of ¥25,854 million which Kyocera acquired during the year ended March 31, 2012 was mainly based on the acquisition of the common stocks of Optrex Corporation by Kyocera Corporation included in the Electronic Device Group and based on the acquisition of the common stocks of Kyocera Unimerco A/S by Kyocera Fineceramics GmbH, a consolidated German subsidiary of Kyocera Corporation, included in Applied Ceramic Products Group.

For detailed information of these acquisitions, see Note 2 to the Consolidated Financial Statements.

As described in Note 1 to the Consolidated Financial Statements, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

The goodwill impairment test involves a two step process. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill. If the carrying amount of a reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an equal amount to that excess. Kyocera concluded that there was no goodwill impairment at any reporting unit as of January 1, 2012.

SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2012
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2011 and 2012 are comprised of the following:

	March 31,
	2011	2012
Average interest rates on loans from banks and others	0.66%	1.56%

	March 31,
	2011	2012
	(Yen in millions)
Secured	¥171	¥132
Unsecured	7,681	3,930

	¥7,852	¥4,062

Long-term debt at March 31, 2011 and 2012 are comprised of the following:

	March 31,
	2011	2012
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-11.60%

	March 31,
	2011	2012
	(Yen in millions)
Secured	¥33,138	¥30,036
Unsecured	2,087	1,771

	35,225	31,807
Less, portion due within one year	(10,687)	(10,610)

	¥24,538	¥21,197

Aggregate maturities of long-term debt at March 31, 2012 are as follows:

Years ending March 31,	(Yen in millions)
2014	¥7,884
2015	6,889
2016	3,442
2017	1,601
2018 and thereafter	1,381

¥21,197

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Trade account receivables	¥—	¥56
Property, plant and equipment, net of accumulated depreciation	1,893	4,556
Intangible assets	1,770	1,650

As described in Note 8 to the Consolidated Financial Statement, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of ¥31,719 million and ¥28,086 million as of March 31, 2011 and 2012 have been recorded on the balance sheets, respectively.

BENEFIT PLANS	12 Months Ended
Mar. 31, 2012
BENEFIT PLANS

11. BENEFIT PLANS

Domestic:

Defined benefit plans

At March 31, 2012, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to select how benefit payments will be made. Employees may elect to receive up to 50% of the accumulated points balance as an annuity payment over the employees lifetime with the remainder of the accumulated points being distributed in instalments over a fixed period of up to 20 years.

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥134,592	¥145,807
Service cost	8,662	9,410
Interest cost	2,637	2,506
Actuarial loss	4,935	5,056
Benefits paid	(5,385)	(5,646)
Business acquisition	366	2,121
Other	—	734

Projected benefit obligations at end of year	145,807	159,988
Change in plan assets:
Fair value of plan assets at beginning of year	143,984	150,226
Actual return on plan assets	2,569	1,557
Employer contribution	9,005	9,147
Benefits paid	(5,332)	(5,585)
Business acquisition	—	818
Other	—	693

Fair value of plan assets at end of year	150,226	156,856

Funded status	¥4,419	¥(3,132)

The business acquisition in the year ended March 31, 2012 was due to the acquisition of the common stocks of Optrex Corporation.

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prepaid benefit cost	¥13,437	¥7,613
Accrued benefit liability	(9,018)	(10,745)

Net amount recognized	¥4,419	¥(3,132)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prior service cost	¥37,264	¥32,932
Actuarial loss	(36,737)	(42,454)

Accumulated other comprehensive income	¥527	¥(9,522)

	March 31,
	2011	2012
	(Yen in millions)
Accumulated benefit obligation at end of year	¥145,311	¥159,465
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥21,528	¥25,478
Accumulated benefit obligation	21,031	24,956
Fair value of plan assets	12,510	14,733

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2010, 2011 and 2012, include the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Service cost	¥8,805	¥8,662	¥9,410
Interest cost	2,301	2,637	2,506
Expected return on plan assets	(3,054)	(3,255)	(3,358)
Amortization of prior service cost	(4,327)	(4,329)	(4,329)
Recognized actuarial loss	1,174	772	1,140

Net periodic pension costs	¥4,899	¥4,487	¥5,369

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2010, 2011 and 2012 mainly consist of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥—	¥(3)
Net actuarial gain (loss) incurred during the year	7,502	(5,621)	(6,857)
Amortization of prior service cost	(4,327)	(4,329)	(4,329)
Recognized actuarial loss	1,174	772	1,140

Total	¥4,349	¥(9,178)	¥(10,049)

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2013 are as follows:

Year ending March 31, 2013
(Yen in millions)
Amortization of prior service cost	¥(4,329)
Recognized actuarial loss	1,507

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate (%)	1.00-1.75	0.75-1.50

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
Discount rate (%)	1.25-2.00	1.00-2.00	1.00-1.75
Expected long-term rate of return on plan assets (%)	2.00-2.20	2.00-2.20	2.00-2.20

Rate of increase in compensation levels was not used in the calculation of projected benefit obligation and net periodic pension costs for the years ended March 31, 2010, 2011 and 2012 under the “point system.”

Kyocera Corporation and its major domestic subsidiaries determine their expected long-term rate of return on plan assets based on the defined yields of life insurance company general account, which occupies major part of plan assets categories, and their consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

Kyocera Corporation and its major domestic subsidiaries manage and operate their plan assets with a target of obtaining better performance more than earnings from the expected rate of return on plan assets to ensure the sources of funds sufficient to cover the pension benefits paid to participants and beneficiaries into the future.

Plan assets are classified into four major types. Approximately 60% is invested in life insurance company general accounts, approximately 25% is mainly invested in equity securities that are listed on securities exchanges and in debt securities such as governments bonds, approximately 10% is invested in trust funds that invest both long and short in stocks and bonds, and approximately 5% is held in cash and cash equivalents.

In terms of the plan assets management, Kyocera Corporation and its major domestic subsidiaries make appropriate investment choices and optimal portfolios with a consideration of its performances, expected returns and risks, and entrusts their plan assets to the fund trustees which can be expected to be the most appropriate to accomplish Kyocera’s objective. Kyocera Corporation and its major domestic subsidiaries also make an effort to maintain their portfolios within reasonable allocations of plan assets. Kyocera Corporation and its major domestic subsidiaries evaluate their categories of plan assets allocations and can change their portfolios when it is needed.

At March 31, 2012, Kyocera Corporation and its major domestic subsidiaries do not have plans to change substantially their long-term strategy about allocations of plan assets from described above.

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2011 and 2012 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2011				2012
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥87,633	¥—	¥87,633	¥—	¥93,969	¥—	¥93,969
Equity securities:
Domestic	1,774	—	—	1,774	1,789	—	—	1,789
International	7,366	—	—	7,366	7,836	—	—	7,836
Pooled funds(1)	—	11,598	—	11,598	—	12,638	—	12,638
Debt securities:
Corporate bonds	9,512	—	—	9,512	16,081	—	—	16,081
Pooled funds(2)	—	2,830	—	2,830	—	4,541	—	4,541
Other types of investments:
Equity long/short
Domestic(3)	—	2,211	—	2,211	—	783	—	783
International(4)	—	7,455	—	7,455	—	3,680	—	3,680
Debt long/short(5)	—	11,522	—	11,522	—	8,090	—	8,090
Other	—	2,232	1,449	3,681	—	2,146	1,757	3,903
Cash and cash equivalents	4,644	—	—	4,644	3,546	—	—	3,546

Total	¥23,296	¥125,481	¥1,449	¥150,226	¥29,252	¥125,847	¥1,757	¥156,856

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2011 and 2012. Plan assets of Level 3 are invested in multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2011	2012
	(Yen in millions)
Balance at beginning of year	¥1,568	¥1,449
Actual return on plan assets:
Relating to assets still held at end of year	53	(19)
Relating to assets sold during the year	(11)	(45)
Purchases, sales and settlements	(161)	372

Balance at end of year	¥1,449	¥1,757

Kyocera Corporation and its major domestic subsidiaries forecast to contribute ¥9,578 million to the defined benefit pension plans in the year ending March 31, 2013.

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2013	¥6,051
2014	6,484
2015	7,006
2016	7,347
2017	7,585
2018 to 2022	49,861

Foreign:

(1) Pension plans

Kyocera International, Inc. and its consolidated subsidiaries (KII), consolidated U.S. subsidiaries of Kyocera Corporation, maintain a non-contributory defined benefit pension plans in the U.S. The KII plan covers substantially certain full-time employees in the U.S., of which benefits are based on years of service and the employees’ average compensation.

AVX Corporation and its consolidated subsidiaries (AVX), consolidated U.S. subsidiaries of Kyocera Corporation, maintain non-contributory defined benefit pension plans in the U.S. and contributory defined benefit pension plans inside the U.S. Pension benefits provided to certain U.S. employees covered under collective bargaining agreements are based on a flat benefit formula. Effective December 31, 1995, AVX froze benefit accruals under its domestic non-contributory defined benefit pension plan for a significant portion of the employees covered under collective bargaining agreements. AVX’s pension plans for certain European employees provide for benefits based on a percentage of final pay. AVX’s funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws.

TA, a German subsidiary of Kyocera Mita, maintains a defined benefit pension plan, which covers certain employees in Germany. TA does not maintain an external fund for this benefit pension plan.

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2011 and 2012:

	March 31,
	2011	2012
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥38,903	¥35,954
Service cost	311	293
Interest cost	1,886	1,764
Plan participants’ contributions	11	10
Actuarial (gain) loss	(298)	3,026
Benefits paid	(2,078)	(1,880)
Foreign exchange adjustment	(2,755)	(1,308)
Other	(26)	(14)

Benefit obligations at end of year	¥35,954	¥37,845

	March 31,
	2011	2012
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥16,965	¥18,010
Actual return on plan assets	1,700	787
Employer contribution	1,784	1,082
Plan participants’ contributions	11	10
Benefits paid	(997)	(845)
Foreign exchange adjustment	(1,427)	(279)
Other expenses	(26)	(14)

Fair value of plan assets at end of year	18,010	18,751

Funded status	¥(17,944)	¥(19,094)

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prepaid benefit cost	¥174	¥—

Accrued benefit liability	(18,118)	(19,094)

Net amount recognized	¥(17,944)	¥(19,094)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prior service cost	¥(79)	¥(69)
Actuarial loss	(5,639)	(8,893)

Accumulated other comprehensive loss	¥(5,718)	¥(8,962)

	March 31,
	2011	2012
	(Yen in millions)
Accumulated benefit obligation at end of year	¥35,101	¥36,759

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2011	2012
	(Yen in millions)
Projected benefit obligation	¥33,252	¥37,845
Accumulated benefit obligation	32,399	36,759
Fair value of plan assets	15,133	18,751

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 include the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Service cost	¥297	¥311	¥293
Interest cost	2,123	1,886	1,764
Expected return on plan assets	(988)	(1,210)	(1,259)
Amortization of prior service cost	9	9	8
Recognized actuarial loss	283	250	204

Net periodic pension costs	¥1,724	¥1,246	¥1,010

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 mainly consist of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net actuarial (loss) gain incurred during the year	¥(2,035)	¥788	¥(3,498)
Amortization of prior service cost	9	9	8
Recognized actuarial loss	283	250	204

Total	¥(1,743)	¥1,047	¥(3,286)

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2013 are as follows:

Year ending March 31, 2013
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	421

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate (%)	5.15-5.75	4.00-5.00
Rate of increase in compensation levels (%)	2.50-4.00	2.50-3.80

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 are as follows:

Years ended March 31,
	2010	2011	2012
Discount rate (%)	5.60-7.30	4.80-6.00	5.15-5.75
Rate of increase in compensation levels (%)	2.50-4.00	2.00-4.25	2.50-4.00
Expected long-term rate of return on plan assets (%)	6.50-8.50	6.50-8.50	6.40-7.75

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2011 and 2012 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2011				2012
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥5,065	¥—	¥—	¥5,065	¥5,071	¥—	¥—	¥5,071
Debt securities:
Government bonds	325	—	—	325	350	—	—	350
Government agency bonds	—	816	—	816	—	842	—	842
Corporate bonds	—	297	—	297	—	340	—	340
Pooled separate accounts *	—	10,960	—	10,960	—	11,614	—	11,614
Other	—	481	—	481	—	477	—	477
Cash and cash equivalents	66	—	—	66	57	—	—	57

Total	¥5,456	¥12,554	¥—	¥18,010	¥5,478	¥13,273	¥—	¥18,751

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

KII’s long-term strategy is for target allocation of 70%-80% equity securities and 20%-30% debt securities for its defined benefit plans. AVX’s long-term strategy is for target allocation of 40% equity and 60% fixed income for its U.S. defined benefit plans and 60% equity and 40% fixed income for its Europe defined benefit plans.

KII and AVX forecast to contribute ¥1,002 million to the defined benefit pension plans in the year ending March 31, 2013.

Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2013	¥1,981
2014	2,008
2015	2,070
2016	2,114
2017	2,170
2018 to 2022	11,525

(2) Savings plans

KII and AVX maintain retirement savings plans which allow eligible U.S. employees to defer part of their annual compensation.

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Contributions to the plans	¥698	¥632	¥505

STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2012
STOCK OPTION PLANS

12. STOCK OPTION PLANS

AVX has four fixed stock option plans. Under the 1995 stock option plan, as amended, AVX could grant options to employees for the purchase of up to an aggregate of 9,300 thousand shares of common stock. Under the non-employee directors’ stock option plan, as amended, AVX could grant options for the purchase of up to an aggregate of 650 thousand shares of common stock. No awards were made under these two plans after August 1, 2005. Under the 2004 stock option plan, as amended, AVX may grant options to employees for the purchase of up to an aggregate of 10,000 thousand shares of common stock. Under the 2004 non-employee directors’ stock option plan, as amended, AVX may grant options for the purchase of up to an aggregate of 1,000 thousand shares of common stock. Under all stock option plans, the exercise price of each option shall not be less than the market price of AVX’s stock on the date of grant and an option’s maximum term is 10 years. Options granted under the 1995 stock option plan and the 2004 stock option plan vest as to 25% annually and options granted under the non-employee directors’ stock option plan and the 2004 non-employee directors’ stock option plan vest as to one third annually. Requisite service periods related to all of the plans begin on the grant date. As of March 31, 2012, there were 12,303 thousand shares of common stock available for future issuance under all of the plans, consisting of options available to be granted and options currently outstanding.

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2011	3,955	$14.08
Granted	530	14.54
Exercised	(84)	11.80		¥24
Expired and cancelled	(57)	19.43

Outstanding at March 31, 2012	4,344	$14.12	5.06	¥241

Exercisable at March 31, 2012	3,043	$14.49	3.69	¥167

The total aggregate intrinsic value of options exercised is ¥2 million, ¥149 million and ¥24 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Unvested share activity under stock option plans at March 31, 2012 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value
Unvested balance at March 31, 2011	1,295	$3.22
Options granted	530	3.03
Options forfeited	(11)	3.01
Options vested	(513)	3.61

Unvested balance at March 31, 2012	1,301	$2.99

The weighted average estimated fair value of options granted at grant date market prices was $2.18, $3.29 and $3.03 per option for the years ended March 31, 2010, 2011 and 2012, respectively. The total aggregate fair value of options vested is ¥256 million, ¥192 million and ¥146 million for the years ended March 31, 2010, 2011 and 2012, respectively.

AVX’s weighted average fair value is estimated at the date of grant using Black Scholes model. AVX estimated volatility by considering AVX’s historical stock volatility. AVX calculated the dividend yield based on historical dividend paid. AVX has estimated forfeitures in determining the weighted average fair value calculation. The forfeiture rate used for the year ended March 31, 2012 was 6.9%. The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2010	2011	2012
Expected life	5 years	5 years	6 years
Interest rate	2.4%	2.3%	1.8%
Volatility	27%	27%	23%
Expected dividends	1.7%	1.3%	1.5%

The total unrecognized compensation costs related to unvested awards as of March 31, 2010, 2011 and 2012 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2010	2011	2012
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥211	¥142	¥95

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2010, 2011 and 2012.

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥159	¥190	¥93
Tax benefit associated with stock based compensation expense	31	23	50
Cash received from the exercise of options	12	517	79
Excess tax benefit from stock-based payment arrangements	1	44	8

KII provides key employees of its certain subsidiary with a stock option plan. The issuance of options under this plan was suspended by April 1, 2006 and all options were vested by March 31, 2010. The options were granted to a key employee, who had the right to purchase for up to an aggregate of 3,800 thousand shares of common stock. The exercise price was not less than 85% of the fair value per share of the subsidiary at the time the option was granted, and the grant has a maximum term of 10 years. Since the subsidiary is not listed, the fair value is determined based on valuation techniques using management internal assumptions.

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2011	297	$2.25
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(28)	2.77

Outstanding at March 31, 2012	269	$2.20	2.46	—

Exercisable at March 31, 2012	269	$2.20	2.46	—

Since all options were vested by March 31, 2010, there was no stock based compensation expense for the year ended March 31, 2012. In addition, there were no unrecognized compensation costs related to unvested awards at March 31, 2012. The total aggregate fair value of options vested was ¥1 million for the year ended March 31, 2010.

DERIVATIVES AND HEDGING	12 Months Ended
Mar. 31, 2012
DERIVATIVES AND HEDGING

13. DERIVATIVES AND HEDGING

Kyocera’s activities are exposed to varieties of market risks, including the effects of changes in foreign currency exchange rates, interest rates and stock prices. Approximately 55% of Kyocera’s revenues are generated from overseas customers, which exposes Kyocera to foreign currency exchange rates fluctuations. These financial exposures are monitored and managed by Kyocera as an integral part of its overall risk management program. Kyocera’s risk management program focuses on the unpredictability of financial markets and seeks to reduce the potentially adverse effects that the volatility of these markets may have on its operating results.

Kyocera maintains a foreign currency risk management strategy that uses derivative financial instruments, such as foreign currency forward contracts to minimize the volatility in its cash flows caused by changes in foreign currency exchange rates. Movements in foreign currency exchange rates pose a risk to Kyocera’s operations and competitive position, since exchange rates changes may affect the profitability, cash flows, and business and/or pricing strategies of non Japan-based competitors. These movements affect cross-border transactions that involve, but not limited to, direct export sales made in foreign currencies and raw material purchases incurred in foreign currencies.

Kyocera maintains an interest rate risk management strategy that uses derivative financial instruments, such as interest rate swaps to minimize significant, unanticipated cash flow fluctuations caused by interest rate volatility.

By using derivative financial instruments to hedge exposures to changes in exchange rates and interest rates, Kyocera became exposed to credit risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contracts. When the fair value of a derivative contract is positive, the counterparty owes Kyocera, which creates repayment risk for Kyocera. When the fair value of a derivative contract is negative, Kyocera owes the counterparty and, therefore, it does not possess repayment risk. Kyocera minimizes the credit (or repayment) risk in derivative financial instruments by (a) entering into transactions with creditworthy counterparties, (b) limiting the amount of exposure to each counterparty, and (c) monitoring the financial condition of its counterparties.

Kyocera does not hold or issue such derivative financial instruments for trading purposes.

Cash Flow Hedges:

Kyocera uses certain foreign currency forward contracts with terms normally lasting for less than four months designated as cash flow hedges to protect against foreign currency exchange rate risks inherent in its forecasted transactions related to purchase commitments and sales. Kyocera also uses interest rate swaps mainly to convert a portion of its variable rates debt to fixed rates debt.

Other Derivatives:

Kyocera’s main direct foreign export sales and some import purchases are denominated in the customers’ and suppliers’ local currencies, principally the U.S. dollar and the Euro. Kyocera purchases foreign currency forward contracts to protect against the adverse effects that exchange rate fluctuations may have on foreign-currency-denominated trade receivables and payables. The gains and losses on both the derivatives and the foreign-currency-denominated trade receivables, payables are recorded as foreign currency transaction gains, net in the consolidated statement of income. Kyocera does not adopt hedge accounting for such derivatives.

The aggregate contractual amounts of derivative financial instruments at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥13,852	¥12,941
Interest rate swaps	590	963

Total	¥14,442	¥13,904
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥144,006	¥130,346
Currency swaps	226	—

Total	¥144,232	¥130,346

Total derivatives	¥158,674	¥144,250

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2011 and 2012 are as follows:

		March 31,
	Location	2011	2012
		(Yen in millions)
Derivative Assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥72	¥135

Total		¥72	¥135

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥259	¥324
Currency swaps	Other current assets	7	—

Total		¥266	¥324

Total derivatives		¥338	¥459

Derivative Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥117	¥256
Interest rate swaps	Other current liabilities	20	28

Total		¥137	¥284

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥3,509	¥4,884

Total		¥3,509	¥4,884

Total derivatives		¥3,646	¥5,168

The location and amount of derivative financial instruments in the comprehensive income for the years ended March 31, 2010, 2011 and 2012 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in other comprehensive income

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Foreign currency forward contracts	¥25	¥27	¥(51)
Interest rate swaps	38	25	10

Total	¥63	¥52	¥(41)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(2)	¥(102)	¥12
Foreign currency forward contracts	Cost of sales	(139)	259	9
Interest rate swaps	Interest expense	20	20	13
Interest rate swaps	Equity in losses of affiliates and unconsolidated subsidiaries	(36)	—	—

Total		¥(157)	¥177	¥34

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(15)	¥9	¥(14)

Total		¥(15)	¥9	¥(14)

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥3,219	¥(3,114)	¥(1,310)
Currency swaps	Foreign currency transaction gains, net	1	16	(7)

Total		¥3,220	¥(3,098)	¥(1,317)

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

As of March 31, 2012, Kyocera had contractual obligations for the acquisition or construction of property, plant and equipment aggregating ¥9,635 million principally due within one year.

Kyocera is a lessee under long-term operating leases primarily for office space and equipment. Rental expenses for operating leases were ¥9,210 million, ¥8,310 million and ¥10,586 million for the years ended March 31, 2010, 2011 and 2012, respectively.

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2012 are as follows:

Years ending March 31,	(Yen in millions)
2013	¥4,931
2014	3,449
2015	2,197
2016	1,390
2017	975
2018 and thereafter	1,023

¥13,965

Kyocera has entered into purchase agreements for a certain portion of an anticipated quantity of materials used in its operations. Under those agreements, during the year ended March 31, 2012, Kyocera purchased ¥16,010 million and is obligated to purchase ¥203,115 million in total by the end of December 2020.

Kyocera guarantees the debt of employees, an investee and an unconsolidated subsidiary. As of March 31, 2012, the total amount of these guarantees was ¥588 million. The financial guarantees are made in the form of commitments and letters of awareness issued to financial institutions and generally obligate Kyocera to make payments in the event of default by the borrowers.

AVX has been identified by the United States Environmental Protection Agency (EPA), state governmental agencies or other private parties as a potentially responsible party (PRP) under the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA) or equivalent state or local laws for clean-up and response costs associated with certain sites at which remediation is required with respect to prior contamination. Because CERCLA has generally been construed to authorize joint and several liability, the EPA could seek to recover all clean-up costs from any one of the PRPs at a site despite the involvement of other PRPs. At certain sites, financially responsible PRPs other than AVX also are, or have been, involved in site investigation and clean-up activities. AVX believes that liability resulting from these sites will be apportioned between AVX and other PRPs.

To resolve its liability at the sites at which AVX has been named a PRP, AVX has entered into various administrative orders and consent decrees with federal and state regulatory agencies governing the timing and nature of investigation and remediation. As is customary, the orders and decrees regarding sites where the PRPs are not themselves implementing the chosen remedy contain provisions allowing the EPA to reopen the agreement and seek additional amounts from settling PRPs in the event that certain contingencies occur, such as the discovery of significant new information about site conditions.

In 1991, in connection with a consent decree, AVX paid ¥8,878 million ($66 million), plus interest, toward the environmental conditions at, and remediation of, New Bedford Harbor in the Commonwealth of Massachusetts (the harbor) in settlement with the United States and the Commonwealth of Massachusetts, subject to reopener provisions, including a reopener if certain remediation costs for the site exceed ¥10,701 million ($130.5 million). In 2007, AVX received notification from the EPA and the Department of Justice indicating that the United States was preparing to exercise the cost reopener. In March 2011, the EPA issued the Fourth Explanation of Significant Differences (ESD #4) that explains the planned changes to the existing remedial action plan for the harbor to include the use of a confined aquatic disposal (CAD) cell, along with interim off-site transportation and disposal of certain contaminated dredge spoils, and the continued use of long-term on-site storage for other contaminated dredge spoils. ESD #4 provides future cost estimates under the new remedial action plan (in addition to costs incurred to date) ranging from ¥29,684 million ($362 million) to ¥32,882 million ($401 million), net present value, based on certain criteria included in the ESD #4. The EPA has indicated that remediation costs through December 31, 2011 were approximately ¥37,392 million (approximately $456 million), not all of which are subject to the reopener provisions.

On April 18, 2012, the EPA issued to AVX a Unilateral Administrative Order (UAO) directing AVX to perform the Remedial Design, the Remedial Action and Operation and Maintenance for the harbor clean-up. The effective date set forth in the UAO is June 18, 2012, but, while the parties are in mediation discussions, AVX has until July 23, 2012 to inform the EPA if it intends to comply with the UAO.

AVX has not received complete documentation of past response costs from the EPA and therefore has not yet completed an investigation of the monies spent or available defenses in light of these notifications and indications. AVX has also not yet determined whether AVX can avoid responsibility for all, or some portion, of these past or future costs because the remediation method has changed over time and costs can be appropriately apportioned to parties other than AVX. AVX anticipates further discussions with the U.S. Department of Justice, the EPA, and the Commonwealth of Massachusetts in the first half of the year ending March 31, 2013.

AVX is continuing to assess the UAO as well as potential defenses and other actions with respect to the site. However, in light of the foregoing, AVX considers it to be probable and reasonably estimable that AVX will incur cost within a range of approximately ¥7,900 million (approximately $100 million) to ¥59,860 million ($730 million), with no amount within that range representing a more likely outcome until such time as AVX completes an investigation with regard to monies spent, available defenses and other matters. AVX recognizes liabilities for environmental exposures when analysis indicates that is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a range of loss can be estimated, AVX accrues the most likely amount. In the event that no amount in the range of probable loss is considered most likely, the minimum loss in the range is accrued. Accordingly, AVX has recorded a charge for the year ended March 31, 2012 of ¥7,900 million ($100 million) with respect to this matter. Kyocera included this charge in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2012.

In addition to the above matter, Kyocera is involved in various environmental matters and Kyocera currently has certain amount of reserves related to such environmental matters. The amount recorded for identified contingent liabilities is based on estimates. Amounts recorded are reviewed periodically and adjusted to reflect additional legal and technical information that becomes available. The uncertainties about the status of laws, regulations, regulatory actions, technology and information related to individual sites make it difficult to develop an estimate of the reasonably possible aggregate environmental remediation exposure; therefore these costs could differ from our current estimates.

Kyocera is also subject to various lawsuits and claims which arise, in the ordinary course of business. Kyocera consults with legal counsel and assesses the likelihood of adverse outcome of these contingencies. Kyocera records liabilities for these contingencies when the likelihood of an adverse outcome is probable and the amount can be reasonably estimated. Based on the information available, management believes that damages, if any, resulting from these actions will not have a significant impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

EQUITY	12 Months Ended
Mar. 31, 2012
EQUITY

15. EQUITY

Under the Corporation Act of Japan (the Corporation Act), the entire amount paid in for the shares is principally required to be capitalized as stated capital, although Kyocera Corporation may, by resolution of its Board of Directors, capitalize an amount not exceeding one-half of the amount paid in for the shares as additional paid-in capital.

The Corporation Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital. The legal reserve and additional paid-in capital, which could be decreased due to shareholder actions, may be transferred to stated capital or used to reduce a deficit principally. The appropriated legal reserve at March 31, 2012 included in retained earnings was ¥23,790 million.

The Corporation Act does not permit any payment of dividends in connection with repurchased treasury stock. Kyocera repurchased treasury stock mainly for the expeditious execution of capital strategies in the future, which are restricted as to the payment of cash dividends. The amount of statutory retained earnings of Kyocera Corporation available for the payment of dividends to shareholders at March 31, 2012 was ¥718,122 million.

The accompanying consolidated financial statements for the year ended March 31, 2012 do not include any provision for the year-end dividend of ¥60 per share aggregating ¥11,007 million payable on June 28, 2012 which was approved by the shareholders at the shareholder’s meeting held on June 27, 2012.

Kyocera’s equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries accounted for by the equity method of accounting aggregating ¥(1,881) million at March 31, 2012 was included in retained earnings.

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Gains (Losses) on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2009	¥11,621	¥(145)	¥53	¥(66,202)	¥(54,673)
Net change for the year	11,847	63	1,003	(9,287)	3,626
Other	—	—	(3)	40	37

Balance at March 31, 2010	23,468	(82)	1,053	(75,449)	(51,010)
Net change for the year	8,767	52	(4,530)	(28,861)	(24,572)
Other	—	1	(57)	5	(51)

Balance at March 31, 2011	32,235	(29)	(3,534)	(104,305)	(75,633)
Net change for the year	8,502	(41)	(8,750)	(5,538)	(5,827)
Other	(2)	0	(6)	(171)	(179)

Balance at March 31, 2012	¥40,735	¥(70)	¥(12,290)	¥(110,014)	¥(81,639)

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2010:
Net unrealized gains on securities:
Amount arising during the year	¥19,533	¥(7,842)	¥11,691
Reclassification adjustments for gains and losses realized in net income	266	(110)	156

Net change for the year	19,799	(7,952)	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(119)	10	(109)
Reclassification adjustments for gains and losses realized in net income	204	(32)	172

Net change for the year	85	(22)	63
Pension adjustments:
Amount arising during the year	5,784	(2,830)	2,954
Reclassification adjustments for gains and losses realized in net income	(3,433)	1,482	(1,951)

Net change for the year	2,351	(1,348)	1,003

Foreign currency translation adjustments	(9,700)	413	(9,287)

Other comprehensive income	¥12,535	¥(8,909)	¥3,626

For the year ended March 31, 2011:
Net unrealized gains on securities:
Amount arising during the year	¥14,599	¥(5,998)	¥8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)

Foreign currency translation adjustments	(28,966)	105	(28,861)

Other comprehensive loss	¥(22,204)	¥(2,368)	¥(24,572)

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2012:
Net unrealized gains on securities:
Amount arising during the year	¥10,419	¥(2,722)	¥7,697
Reclassification adjustments for gains and losses realized in net income	1,365	(560)	805

Net change for the year	11,784	(3,282)	8,502
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(22)	1	(21)
Reclassification adjustments for gains and losses realized in net income	(30)	10	(20)

Net change for the year	(52)	11	(41)
Pension adjustments:
Amount arising during the year	(10,246)	3,327	(6,919)
Reclassification adjustments for gains and losses realized in net income	(2,983)	1,152	(1,831)

Net change for the year	(13,229)	4,479	(8,750)

Foreign currency translation adjustments	(5,538)	—	(5,538)

Other comprehensive loss	¥(7,035)	¥1,208	¥(5,827)

INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES

16. INCOME TAXES

Income before income taxes and income taxes for the years ended March 31, 2010, 2011 and 2012 are comprised of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Income before income taxes:
Domestic	¥28,477	¥112,374	¥77,813
Foreign	32,321	59,958	37,080

Total income before income taxes	¥60,798	¥172,332	¥114,893

Income taxes:
Current income taxes:
Domestic	¥17,213	¥21,297	¥20,685
Foreign	7,232	14,447	13,514

Total current income taxes	24,445	35,744	34,199

Deferred income taxes:
Domestic	(10,089)	11,892	(1,148)
Foreign	1,009	(5,422)	(2,916)

Total deferred income taxes	(9,080)	6,470	(4,064)

Total income taxes	¥15,365	¥42,214	¥30,135

In Japan, a company is subject to a number of taxes, based on income, which in the aggregate indicate normal statutory income tax rates for the years ended 2010, 2011 and 2012 of approximately 41.0%.

Reconciliations between the Japanese statutory income tax rate and Kyocera's effective income tax rate for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
Japanese statutory income tax rate	41.0%	41.0%	41.0%
Difference in statutory tax rates of foreign subsidiaries	(7.7)	(5.0)	(6.4)
Change in valuation allowance	(1.7)	(8.1)	(1.1)
Tax credit for research and development expenses	(4.4)	(2.1)	(2.1)
Uncertainty in income taxes	(1.6)	(2.1)	1.3
Tax rate change*	—	—	(7.2)
Other	(0.3)	0.8	0.7

Effective income tax rate	25.3%	24.5%	26.2%

*	In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

The components of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,603	¥728
Inventories	19,545	19,057
Provision for doubtful accounts and loss on bad debts	1,394	1,255
Accrued expenses	8,220	10,982
Employee benefits	24,828	24,528
Depreciation and amortization	37,432	33,171
Securities	2,459	2,744
Net operating losses and tax credit carry forwards	19,144	20,454
Liquidation of a foreign subsidiary	3,696	—
Other	4,291	6,163

Total gross deferred tax assets	122,612	119,082
Valuation allowance	(24,687)	(25,192)

Net deferred tax assets	¥97,925	¥93,890

Deferred tax liabilities:
Depreciation and amortization	¥10,942	¥13,952
Deduction of foreign branch losses	850	771
Securities	108,885	99,918
Prepaid benefit cost	5,301	2,786
Other	3,272	3,937

Total deferred tax liabilities	¥129,250	¥121,364

Net deferred tax liabilities	¥(31,325)	¥(27,474)

Net deferred tax assets and liabilities at March 31, 2011 and 2012 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2011	2012
	(Yen in millions)
Deferred income taxes—current assets	¥43,035	¥45,049
Other assets	17,087	20,245
Other current liabilities	(1,442)	(2,589)
Deferred income taxes—non-current liabilities	(90,005)	(90,179)

Net deferred tax liabilities	¥(31,325)	¥(27,474)

At March 31, 2012, Kyocera had net operating losses carried forward of approximately ¥91,956 million, which are available to offset future taxable income. Of these net operating losses carried forward, the amount of ¥30,967 million recorded at domestic subsidiaries will expire within next nine years, and the amount of approximately ¥12,243 million recorded at U.S. subsidiaries will expire within next 20 years. Certain other foreign subsidiaries have net operating losses carried forward totaling approximately ¥48,746 million of which most have no expiration date.

At March 31, 2012, Kyocera had tax credits carried forward of ¥2,956 million, which are available to offset future income taxes. Of these tax credits carried forward, the amount of ¥1,324 million and ¥1,632 million recorded at foreign subsidiaries will expire within 20 years and will be available without expiration, respectively.

Kyocera intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. Therefore, no deferred tax liabilities have been provided on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future. Kyocera estimates this unrecognized deferred tax liabilities are ¥9,272 million at March 31, 2012. The undistributed earnings of these subsidiaries are ¥261,707 million at March 31, 2012.

Total gross deferred tax assets at March 31, 2011 and 2012 were reduced by valuation allowances of ¥24,687 million and ¥25,192 million, respectively. The decrease for the year ended March 31, 2011 was due mainly to a reversal of valuation allowance against deferred tax assets at certain subsidiaries with increasing realization of deferred tax assets triggered by a significantly improved operating results.

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥43,236	¥40,270	¥24,687
Increase	7,034	1,226	2,667
Decrease	(8,905)	(15,885)	(3,523)
Other*	(1,095)	(924)	1,361

Balance at end of year	¥40,270	¥24,687	¥25,192

*	Other consists mainly of foreign currency translation adjustments and business combinations.

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥10,518	¥8,352	¥6,874
Increase—tax position in prior years	20	1,112	277
Increase—tax position in current year	1,800	1,936	2,135
Decrease—tax position in prior years	(1,634)	(2,517)	(868)
Settlements with taxing authorities	(2,336)	(2,002)	(5,350)
Lapse of statute of limitations	(16)	(7)	(18)

Balance at end of year	¥8,352	¥6,874	¥3,050

Gross unrecognized tax benefits on the consolidated balance sheets that if recognized would affect the effective tax rate were ¥6,874 million and ¥3,050million, at March 31, 2011 and 2012, respectively. Kyocera expects that a significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera’s consolidated results of operations and financial position.

Kyocera recorded interest and penalties related to unrecognized tax benefits as current income taxes in the consolidated statement of income in the amount of ¥(226) million, ¥(92) million and ¥59million for the year ended March 31, 2010, 2011 and 2012, respectively, and as other non-current liabilities in the consolidated balance sheet in the amounts of ¥217 million and ¥275million at March 31, 2011 and 2012, respectively. The above table excludes this accrual for estimated interest and penalties.

At March 31, 2012 Kyocera is subject to income tax examinations by tax authorities for the tax year 2005 and forward in Japan, and for the tax year 2009 and forward in the United States for its major jurisdictions.

SUPPLEMENTAL EXPENSE INFORMATION	12 Months Ended
Mar. 31, 2012
SUPPLEMENTAL EXPENSE INFORMATION

17. SUPPLEMENTAL EXPENSE INFORMATION

Supplemental expense information is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Research and development expenses	¥49,911	¥49,474	¥45,559
Advertising expenses	7,346	7,583	7,912
Shipping and handling cost included in selling, general and administrative expenses	14,140	16,883	17,203

SEGMENT REPORTING	12 Months Ended
Mar. 31, 2012
SEGMENT REPORTING

18. SEGMENT REPORTING

Kyocera manufactures and sells a highly diversified range of products, including components involving fine ceramic technologies and applied ceramic products, telecommunications and information equipment etc.

Kyocera categorizes its operations into seven reporting segments: (1) Fine Ceramic Parts Group, (2) Semiconductor Parts Group, (3) Applied Ceramic Products Group, (4) Electronic Device Group, (5) Telecommunications Equipment Group, (6) Information Equipment Group, and (7) Others.

Main products or businesses of each reporting segment are as follows:

(1) Fine Ceramic Parts Group

Components for Semiconductor Processing Equipment and LCD Manufacturing Equipment

Information & Telecommunication Components

General Industrial Ceramic Components

Sapphire Substrates

Automotive Components

(2) Semiconductor Parts Group

Ceramic Packages for Crystal and SAW Devices

CMOS/CCD Image Sensor Ceramic Packages

LSI Ceramic Packages,

Wireless Communication Device Packages

Optical Communication Device Packages and Components

Organic Multilayer Packages and Substrates

(3) Applied Ceramic Products Group

Residential and Industrial Solar Power Generating Systems

Solar Cells and Modules

Cutting Tools, Micro Drills

Medical and Dental Implants

Jewelry and Fine Ceramic Application Products

(4) Electronic Device Group

Ceramic Capacitors, Tantalum Capacitors

SAW Devices, RF Modules, EMI Filters

Clock Oscillators, Crystal Units, Ceramic Resonators, Optical Low Pass Filters

Connectors

Thermal Printheads, Inkjet Printheads, Amorphous Silicon Photoreceptor Drums

LCDs, Touch Panels

(5) Telecommunications Equipment Group

Mobile Phone Handsets

PHS related Products such as PHS Mobile Phone Handsets and PHS Base Stations

(6) Information Equipment Group

Color and Black & White Office Equipment such as ECOSYS Printers and Multifunction Peripherals

Wide Format Multifunctional Systems

Printer and Multifunction Peripherals Supplies

Business Solution Services such as Managed Print Service

(7) Others

Information Systems & Telecommunication Services,

Engineering Business, Management Consulting Business

Epoxy Molding Compounds for Semiconductor Encapsulation,

Electrical Insulators, Flexible Printed Circuit Sheet Materials, Synthetic Resin Molded Parts

Realty Development

LED Lighting Systems

Inter-segment sales, operating revenue and transfers are made with reference to prevailing market prices. Transactions between reportable segments are immaterial and not shown separately.

Operating profit for each reporting segment represents net sales, less related costs and operating expenses, excluding corporate revenue and expenses, equity in earnings, income taxes and net income attributable to noncontrolling interests.

Assets for each reporting segment represent those assets associated with a specific reporting segment. Corporate assets consist primarily of cash and cash equivalents, the facilities of corporate headquarters and various other investments and assets that are not specific to each reporting segment.

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2010	2011	2012
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥115,538	¥130,554	¥121,130
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.8	10.3	10.2

Information by reporting segment at and for the years ended March 31, 2010, 2011 and 2012 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥53,056	¥76,269	¥80,372
Semiconductor Parts Group	140,507	174,687	153,420
Applied Ceramic Products Group	157,033	197,642	179,784
Electronic Device Group	199,939	242,641	228,721
Telecommunications Equipment Group	189,118	225,168	178,669
Information Equipment Group	232,365	239,916	243,457
Others	124,577	139,383	151,987
Adjustments and eliminations	(22,790)	(28,782)	(25,540)

Net sales	¥1,073,805	¥1,266,924	¥1,190,870

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥(788)	¥11,969	¥12,622
Semiconductor Parts Group	17,235	37,331	27,754
Applied Ceramic Products Group	19,858	29,049	6,459
Electronic Device Group	13,230	41,646	16,036
Telecommunications Equipment Group	(14,726)	2,121	1,469
Information Equipment Group	22,091	25,845	29,451
Others	6,769	9,651	8,054

Total operating profit	63,669	157,612	101,845
Corporate	15,665	16,882	13,876
Equity in losses of affiliates and unconsolidated subsidiaries	(18,297)	(160)	(36)
Adjustments and eliminations	(239)	(2,002)	(792)

Income before income taxes	¥60,798	¥172,332	¥114,893

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥5,719	¥5,106	¥6,767
Semiconductor Parts Group	9,795	10,786	11,795
Applied Ceramic Products Group	10,889	13,786	14,843
Electronic Device Group	16,934	13,818	13,762
Telecommunications Equipment Group	9,452	10,172	8,949
Information Equipment Group	12,846	11,027	10,131
Others	4,925	4,767	4,668
Corporate	2,269	2,082	2,205

Total	¥72,829	¥71,544	¥73,120

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥777	¥146	¥105
Semiconductor Parts Group	508	266	703
Applied Ceramic Products Group	1,916	1,000	6,115
Electronic Device Group	817	265	991
Telecommunications Equipment Group	4,340	2,581	2,216
Information Equipment Group	580	972	1,169
Others	269	61	187
Corporate	—	—	—

Total	¥9,207	¥5,291	¥11,486

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥1,814	¥11,319	¥11,050
Semiconductor Parts Group	5,998	12,998	13,279
Applied Ceramic Products Group	14,756	17,660	13,001
Electronic Device Group	5,730	12,118	14,193
Telecommunications Equipment Group	2,876	3,886	4,142
Information Equipment Group	3,471	7,437	6,199
Others	1,923	2,747	2,800
Corporate	1,301	2,515	1,744

Total	¥37,869	¥70,680	¥66,408

	March 31,
	2010	2011	2012
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥49,430	¥57,682	¥68,637
Semiconductor Parts Group	100,094	111,406	112,121
Applied Ceramic Products Group	209,170	258,618	265,093
Electronic Device Group	346,844	351,432	417,105
Telecommunications Equipment Group	112,750	111,634	109,975
Information Equipment Group	250,222	247,486	246,834
Others	128,898	132,381	138,304

	1,197,408	1,270,639	1,358,069
Corporate	711,508	748,184	727,849
Investments in and advances to affiliates and unconsolidated subsidiaries	1,461	1,419	1,797
Adjustments and eliminations	(61,660)	(73,676)	(93,612)

Total assets	¥1,848,717	¥1,946,566	¥1,994,103

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2010, 2011 and 2012 are summarized as follows:

Geographic segments

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net sales:
Japan	¥470,643	¥559,883	¥559,344
Asia	172,510	215,913	205,469
Europe	198,058	210,131	204,887
United States of America	180,861	220,706	166,706
Others	51,733	60,291	54,464

Net sales	¥1,073,805	¥1,266,924	¥1,190,870

	March 31,
	2010	2011	2012
	(Yen in millions)
Long-lived assets:
Japan	¥176,884	¥185,969	¥187,566
Asia	28,007	29,293	35,545
Europe	14,373	14,974	18,725
United States of America	12,993	11,164	12,787
Others	7,842	6,354	5,914

Total	¥240,099	¥247,754	¥260,537

There are no individually material countries with respect to revenue from external customers and long-lived assets in Asia, Europe and Others.

EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2012
EARNINGS PER SHARE

19. EARNINGS PER SHARE

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥40,095	¥122,448	¥79,357

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	218.47	667.23	432.58

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	218.47	667.23	432.58

	Years ended March 31,
	2010	2011	2012
	(shares in thousands)
Basic average number of shares outstanding	183,525	183,517	183,451
Diluted average number of shares outstanding	183,525	183,517	183,451

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2012
SUPPLEMENTAL CASH FLOW INFORMATION

20. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Cash paid during the year:
Interest	¥2,675	¥1,637	¥1,741
Income taxes	20,988	34,994	34,889
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,557	¥1,003	¥804
Acquisitions of businesses:
Fair value of assets acquired	¥8,036	¥2,475	¥85,003
Fair value of liabilities assumed	(1,780)	(608)	(45,621)
Noncontrolling interests	(985)	—	—
Cash acquired	(942)	(422)	(3,928)

Subtotal	4,329	1,445	35,454

Additional payment for acquisitions of businesses in the past years	386	136	—

Total	¥4,715	¥1,581	¥35,454

ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2012
Financial Statements Presentation

Financial Statements Presentation:

The accompanying consolidated financial statements of Kyocera Corporation and its subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States of America.

Basis of Consolidation and Accounting for Investments in Affiliated Companies

Basis of Consolidation and Accounting for Investments in Affiliated Companies:

The consolidated financial statements include the accounts of Kyocera Corporation, its subsidiaries in which Kyocera has a controlling financial interest and a variable interest entity for which Kyocera is the primary beneficiary under the Financial Accounting Standard Board (FASB)’s Accounting Standards Codification (ASC) 810, “Consolidation.” All significant inter-company transactions and accounts are eliminated. Investments in 20% to 50% owned companies and an investment in a variable interest entity, for which Kyocera is not the primary beneficiary but has a significant influence to, are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.

These variable interest entities do not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Revenue Recognition

Revenue Recognition:

Kyocera generates revenue principally through the sale of industrial components and telecommunications and information equipment. Kyocera’s operations consist of the following seven reporting segments: 1) Fine Ceramic Parts Group, 2) Semiconductor Parts Group, 3) Applied Ceramic Products Group, 4) Electronic Device Group, 5) Telecommunications Equipment Group, 6) Information Equipment Group and 7) Others.

Kyocera recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable and collectability is reasonably assured in accordance with ASC 605, “Revenue Recognition.” Sales to customers in each of the above segments are based on the specific terms and conditions contained in basic contracts with customers and firm customer orders which detail the price, quantity and timing of the transfer of ownership (such as risk of loss and title) of the products.

For most customer orders, the transfer of ownership and revenue recognition occurs at the time of shipment of the products to the customer. For the remainder of customer orders, the transfer of ownership and revenue recognition occurs at the time of receipt of the products by the customer, with the exception of sales of solar power generating systems in the Applied Ceramic Products Group and information equipment in the Information Equipment Group for which sales are made to end users together with installation services. The transfer of ownership and revenue recognition in these cases occur at the completion of installation and customer acceptance, as Kyocera have no further obligations under the contracts and all revenue recognition criteria under ASC 605 are met. When Kyocera provides a combination of products and services, the arrangement is evaluated under ASC 605-25, “Multiple-Element Arrangements.”

In addition, in the Information Equipment Group, Kyocera may enter into sales contracts and lease agreements ranging from one to seven years directly with end users. Sales contracts and lease agreements may include installation services and have customer acceptance clauses. For sales and sales-type lease agreements, revenue is recognized at the completion of installation and customer acceptance which usually occurs on the same business day as delivery. For sales-type leases, unearned income (which represents interest) is amortized over the lease term using the effective interest method in accordance with ASC 840, “Leases.”

For all sales in the above segments, product returns are only accepted if the products are determined to be defective. There are no price protections, stock rotation or returns provisions, except for certain programs in the Electronic Device Group as noted below.

Sales Incentives

In the Electronic Device Group, sales to independent electronic component distributors may be subject to various sale programs for which a provision for incentive programs is recorded as a reduction of revenue at the time of sale, as further described below in accordance with ASC 605-50, “Customer Payments and Incentives” and ASC 605-15, “Products.”

(a) Distributor Stock Rotation Program

Stock rotation is a program whereby distributors are allowed to return for credit qualified inventory, semi-annually, equal to a certain percentage of the previous six months net sales. In accordance with ASC 605-15, an estimated sales allowance for stock rotation is recorded at the time of sale based on a percentage of distributor sales using historical trends, current pricing and volume information, other market specific information and input from sales, marketing and other key management. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future returns under the stock rotation program. Kyocera’s actual results approximate its estimates. When the products are returned and verified, the distributor is given credit against their accounts receivables.

(b) Distributor Ship-from-Stock and Debit Program

Ship-from-Stock and Debit (ship and debit) is a program designed to assist distributors in meeting competitive prices in the marketplace on sales to their end customers. Ship and debit programs require a request from the distributor for a pricing adjustment of a specific part for a sale to the distributor’s end customers from the distributor’s stock. Ship and debit authorizations may cover current and future distributor activity for a specific part for a sale to their customers. In accordance with ASC 605, at the time Kyocera records the sales to distributors, an allowance for the estimated future distributor activities related to such sales is provided since it is probable that such sales to distributors will result in ship and debit activities. In accordance with ASC 605-15, Kyocera records an estimated sales allowance based on sales during the period, credits issued to distributors, distributor inventory levels, historical trends, market conditions, pricing trends noted in direct sales activity with original equipment manufacturers and other customers, and input from sales, marketing and other key management. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future credits under the ship and debit program. Kyocera’s actual results approximate its estimates.

Sales Rebates

In the case of sales to distributors in the Applied Ceramic Products Group and Information Equipment Group, Kyocera provides cash rebates when predetermined sales targets are achieved during a certain period. Provisions for sales rebates are recorded as a reduction of revenue at the time of revenue recognition based on the best estimate of forecasted sales to each distributor in accordance with ASC 605-50.

Sales Returns

Kyocera records an estimated sales returns allowance at the time of sales based on historical return experience.

Products Warranty

For after-service costs to be paid during warranty periods, Kyocera accrues a product warranty liability for claims under warranties relating to the products that have been sold. Kyocera records an estimated product warranty liability based on its historical repair experience with consideration given to the expected level of future warranty costs.

In the Information Equipment Group, Kyocera provides a standard one year manufacturer’s warranty on its products. For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term. Service revenues are recognized over the term of the related service maintenance contracts in accordance with ASC 605-20, “Services.”

Cash and Cash Equivalents

Cash and Cash Equivalents:

Kyocera considers cash, bank deposits and all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents accounted for under ASC 305, “Cash and Cash Equivalents.”

Translation of Foreign Currencies

Translation of Foreign Currencies:

Assets and liabilities of consolidated foreign subsidiaries and affiliates accounted for by the equity method are translated into Japanese yen at the exchange rates in effect on the respective balance sheet dates. Operating accounts are translated at the average exchange rates for the respective periods accounted for under ASC 830, “Foreign Currency Matters.” Translation adjustments result from the process of translating foreign currency denominated financial statements into Japanese yen. These translation adjustments, which are not included in the determination of net income, are included in other comprehensive income.

Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect on the respective balance sheet dates, and resulting transaction gains or losses are included in the determination of net income.

Allowances for Doubtful Accounts

Allowances for Doubtful Accounts:

Kyocera maintains allowances for doubtful accounts related to trade notes receivables, trade accounts receivables and finance receivables for estimated losses resulting from customers’ inability to make timely payments, including interest on finance receivables. Kyocera’s estimates are based on various factors, including the length of past due payments, historical experience and current business environments. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, a specific allowance against these amounts is provided, considering the fair value of assets pledged by the customer as collateral. In addition, when Kyocera determines it is unable to collect receivables, Kyocera directly writes-off these receivables to expenses in the period incurred.

Inventories

Inventories:

Inventories are accounted for under ASC 330, “Inventory.” Inventories are stated at the lower of cost or market. For finished goods and work in process, cost is mainly determined by the average method. For raw materials and supplies, cost is mainly determined by the first-in, first-out method. Kyocera recognizes estimated write-down of inventories for excess, slow-moving and obsolete inventories.

Securities

Securities:

Debt and equity securities are accounted for under ASC 320, “Investments—Debt and Equity Securities.” Securities classified as available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of taxes. Securities classified as held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted for by the cost method in accordance with ASC 325, “Investments—Other.”

Kyocera evaluates whether the declines in fair value of securities are other-than-temporary. Other-than-temporary declines in fair value are recorded as a realized loss with a new cost basis. This evaluation is based mainly on the duration and the extent to which the fair value is less than cost, and the anticipated recoverability in fair value.

Kyocera also reviews its investments accounted for by the equity method for impairment quarterly in accordance with ASC 323, “Investments—Equity Method and Joint Ventures.” Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined through the use of various methodologies such as discounted cash flows and comparable valuations of similar companies.

Property, Plant and Equipment and Depreciation

Property, Plant and Equipment and Depreciation:

Property, plant and equipment are accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera provides for depreciation of buildings, machinery and equipment over their estimated useful lives primarily on the declining balance method. The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Major renewals and betterments are capitalized as tangible assets and they are depreciated based on estimated useful lives. The costs of minor renewals, maintenance and repairs are charged to expenses in the period incurred. When assets are sold or otherwise disposed of, the gains or losses thereon, computed on the basis of the difference between depreciated costs and proceeds, are credited or charged to income in the year of disposal, and costs and accumulated depreciation are removed from accounts.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets:

Goodwill and other intangible assets are accounted for under ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets with indefinite useful lives, rather than being amortized, are tested for impairment at least annually, and also following any events and changes in circumstances that might lead to impairment. Intangible assets with definite useful lives are amortized straight line over their respective estimated useful lives to their estimated residual values, and reviewed for impairment which are accounted for under ASC 360, “Property, Plant, and Equipment” whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 20 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets:

Impairment of long-lived assets which include intangible assets with definite useful lives is accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

Long-lived assets are considered to be impaired when the expected undiscounted cash flows from the asset group is less than its carrying value. A loss on impairment is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived assets.

Derivative Financial Instruments

Derivative Financial Instruments:

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged to income. However cash flow hedges may qualify for hedge accounting, if the hedging relationship is expected to be highly effective in achieving offsetting cash flows of hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to income when the underlying transaction being hedged occurs.

Kyocera designates certain foreign currency forward contracts and interest rate swaps as cash flow hedges. However, changes in fair value of most of the foreign currency forward contracts are recorded in income without applying hedge accounting as it is expected that such changes will be offset by corresponding gains or losses of the underlying hedged assets and liabilities.

Kyocera formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedge to specific assets and liabilities on the balance sheet or forecasted transactions. Kyocera also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, Kyocera discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the net derivative gains or losses remain in accumulated other comprehensive income, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into income immediately.

Commitments and Contingencies:

Commitments and Contingencies:

Commitments and contingencies are accounted for under ASC 450, “Contingencies.” Liabilities for loss contingencies are recorded when analysis indicates that it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a range of loss can be estimated, we accrue the most likely amount. In the event that no amount in the range of probable loss is considered most likely, the minimum loss in the range is accrued. Amounts recorded are reviewed periodically and adjusted to reflect additional legal and technical information that becomes available. Legal costs are accrued as incurred.

Stock-Based Compensation

Stock-Based Compensation:

Costs resulting from share-based payment transactions are accounted for under ASC 718, “Compensation—Stock Compensation,” Kyocera recognizes such costs in the consolidated financial statements by fair value based on measurement method. Under the modified prospective method, Kyocera recognizes compensation costs which include:

(a)	compensation cost for all stock options granted prior to, but not yet vested as of April 1, 2006, and

(b)	compensation cost for all stock options granted or modified subsequent to April 1, 2006.

Net Income Attributable to Shareholders of Kyocera Corporation

Net Income Attributable to Shareholders of Kyocera Corporation:

Earnings per share is accounted for under ASC 260, “Earnings Per Share.” Basic earnings per share attributable to shareholders of Kyocera Corporation is computed based on the average number of shares of common stock outstanding during each period, and diluted earnings per share attributable to shareholders of Kyocera Corporation is computed based on the diluted average number of shares of stock outstanding during each period.

Research and Development Expenses and Advertising Expenses

Research and Development Expenses and Advertising Expenses:

Research and development expenses, are accounted for under ASC 730, “Research and Development”, are charged to operations as incurred. Advertising expenses, are accounted for under ASC 720-35, “Other Expenses—Advertising Costs”, are charged to operations as incurred.

Use of Estimates

Use of Estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. However, actual results could differ from those estimates and assumptions.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards:

On April 1, 2011, Kyocera adopted the FASB’s Accounting Standards Update (ASU) No. 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” which addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit. This accounting standard addresses how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 1, 2011, Kyocera adopted the FASB’s ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” This accounting standard modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. As this accounting standard does not actually change how the impairment would be calculated, the adoption of this accounting standard did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 1, 2011, Kyocera adopted the FASB’s ASU No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” The amendments in this Update require a public entity that enters into business combination(s) to disclose revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. As this accounting standard is a provision for disclosure, the adoption of this accounting standard did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On January 1, 2012, Kyocera adopted the FASB’s ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This accounting standard amends current U.S. GAAP to create more commonality with IFRSs by harmonizing definitions and disclosure requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Recently Issued Accounting Standards

Recently Issued Accounting Standards:

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” In presenting other comprehensive income and its components in financial statement, this accounting standard eliminates the current option which is to present the components of other comprehensive income as part of the statement of equity. This standard also requires reclassifications between other comprehensive income and net income to be disclosed on the face of financial statements.

Furthermore, in December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” This accounting standard supersedes certain pending paragraphs in Update No. 2011-05.

These accounting standards will be effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards are a provision for presentation, the adoption of these accounting standards will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment.” This accounting standard permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. An entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. This accounting standard will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. As this accounting standard does not actually change how the impairment would be calculated, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In December 2011, the FASB issued ASU No. 2011-10, “Derecognition of in Substance Real Estate—a Scope Clarification.” This accounting standard requires the reporting entity to apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. This accounting standard will be effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. The adoption of this accounting standard is not expected to have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This accounting standard requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This accounting standard will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. As this accounting standard is a provision for disclosure, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Reclassifications

Reclassifications:

Certain reclassifications and format changes have been made to the consolidated statements of income and the consolidated statements of cash flows for the year ended March 31, 2011 and 2010 to conform to the current presentation.

ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2012
Principal Estimated Useful Lives Used for Computing Depreciation	The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Principal Estimated Useful Lives for Intangible Assets	The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 20 years

BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2012
Pro Forma Combined Results

The following is the pro forma combined results of operations of Kyocera for the years ending March 31, 2011 and 2012 as if above business combination had taken place on April 1, 2010. The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

	Years ending March 31,
	2011 (Unaudited)	2012 (Unaudited)
	(Yen in millions except per share amounts)
Pro forma net sales	¥1,340,810	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	118,874	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	647.75	429.70
Diluted	647.75	429.70

Unimerco Group A/S
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

Optrex Corporation
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

TA Triumph-Adler AG
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

January 21, 2009
(Yen in millions)
Current assets	¥27,543
Intangible assets	17,335
Other non-current assets	23,337

Total assets	68,215

Current liabilities	25,501
Non-current liabilities	41,004

Total liabilities	66,505

Noncontrolling interests	3

Total identified assets, liabilities and noncontrolling interests	1,707

Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198

Goodwill	¥10,725

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

January 21, 2009
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,885
Others	405

Total	¥10,290

Summary of Intangible Assets Not Subject to Amortization Recorded Due to Acquisition

January 21, 2009
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,885
Others	405

Total	¥10,290

Intangible assets subject not to amortization:
Trademark	¥7,045

Total	¥7,045

INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Gross Unrealized Gains on Equity Securities

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥45,893	¥57,919

Other-Than-Temporary Loss on Debt and Equity Securities

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥217	¥341	¥1,260

Summary of Investments in Debt and Equity Securities

Investments in debt and equity securities at March 31, 2011 and 2012, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2011				2012
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥271,874	¥327,684	¥57,151	¥1,341	¥266,070	¥333,840	¥68,057	¥287
Investment trusts	3,454	3,590	225	89	3,690	3,704	145	131

Total equity securities	275,328	331,274	57,376	1,430	269,760	337,544	68,202	418

Corporate bonds	5,122	4,395	37	764	12,735	11,941	0	794
Hybrid financial instruments	11,976	11,976	—	—	—	—	—	—
Government bonds and public bonds	2,789	2,423	19	385	1,501	1,203	—	298
Other debt securities	563	554	32	41	—	—	—	—

Total debt securities	20,450	19,348	88	1,190	14,236	13,144	0	1,092

Total available-for-sale securities	295,778	350,622	57,464	2,620	283,996	350,688	68,202	1,510

Held-to-maturity securities:
Corporate bonds	51,901	52,035	208	74	54,317	54,325	123	115
Government bonds and public bonds	18,264	18,189	6	81	13,949	13,949	13	13
Others	300	300	0	—	1,000	1,000	0	—

Total held-to-maturity securities	70,465	70,524	214	155	69,266	69,274	136	128

Total	¥366,243	¥421,146	¥57,678	¥2,775	¥353,262	¥419,962	¥68,338	¥1,638

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At March 31, 2012, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2012
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥3,275	¥3,027	¥41,736	¥41,678
Due after 1 year to 5 years	9,247	8,409	27,530	27,596
Due after 5 years	1,714	1,708	—	—
Equity securities	269,760	337,544	—	—

	¥283,996	¥350,688	¥69,266	¥69,274

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥11,375	¥8,500	¥16,705
Gross realized gains	746	608	1,196
Gross realized losses	875	445	1,162

Available-for-sale Securities Classified by Length of Unrealized Loss Position

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥7,170	¥1,338	¥7	¥3	¥7,177	¥1,341
Investment trusts	1,125	89	—	—	1,125	89
Corporate bonds	902	76	2,501	688	3,403	764
Government bonds and public bonds	151	14	1,250	371	1,401	385
Other debt securities	10	6	410	35	420	41

Total	¥9,358	¥1,523	¥4,168	¥1,097	¥13,526	¥2,620

	March 31, 2012
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥2,135	¥287	¥1	¥0	¥2,136	¥287
Investment trusts	2,796	131	—	—	2,796	131
Corporate bonds	8,235	32	3,055	762	11,290	794
Government bonds and public bonds	376	1	827	297	1,203	298
Other debt securities	—	—	—	—	—	—

Total	¥13,542	¥451	¥3,883	¥1,059	¥17,425	¥1,510

Summary of Carrying Amounts of Other Investments

Carrying amounts of these investments at March 31, 2011 and 2012, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2011	2012
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥201,879	¥160,796
Non-marketable equity securities	15,376	15,393
Long-term loans	147	77

Total	¥217,402	¥176,266

FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2011				2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Marketable equity securities	¥—	¥—	¥—	¥—	¥25	¥—	¥—	¥25
Investment trusts	—	—	—	—	2,386	—	—	2,386

Total equity securities	—	—	—	—	2,411	—	—	2,411

Corporate bonds	630	12	6	648	2,859	—	—	2,859
Hybrid financial instruments	—	11,976	—	11,976	—	—	—	—
Government bonds and public bonds	—	—	—	—	168	—	—	168
Other debt securities	—	180	30	210	—	—	—	—

Total debt securities	630	12,168	36	12,834	3,027	—	—	3,027

Foreign currency forward contracts	—	331	—	331	—	459	—	459
Currency swaps	—	7	—	7	—	—	—	—

Total derivatives	—	338	—	338	—	459	—	459

Total current assets	630	12,506	36	13,172	5,438	459	—	5,897

Non-Current Assets:
Marketable equity securities	327,684	—	—	327,684	333,815	—	—	333,815
Investment trusts	331	3,259	—	3,590	66	1,252	—	1,318

Total equity securities	328,015	3,259	—	331,274	333,881	1,252	—	335,133

Corporate bonds	3,719	19	9	3,747	9,082	—	—	9,082
Government bonds and public bonds	2,423	—	—	2,423	1,035	—	—	1,035
Other debt securities	—	295	49	344	—	—	—	—

Total debt securities	6,142	314	58	6,514	10,117	—	—	10,117

Total non-current assets	334,157	3,573	58	337,788	343,998	1,252	—	345,250

Total assets	¥334,787	¥16,079	¥94	¥350,960	¥349,436	¥1,711	¥—	¥351,147

Current Liabilities:
Foreign currency forward contracts	¥—	¥3,626	¥—	¥3,626	¥—	¥5,140	¥—	¥5,140
Interest rate swaps	—	20	—	20	—	28	—	28

Total derivatives	—	3,646	—	3,646	—	5,168	—	5,168

Total current liabilities	¥—	¥3,646	¥—	¥3,646	¥—	¥5,168	¥—	¥5,168

Gains on Hybrid Financial Instruments Recorded in Other, Net on Consolidated Statements of Income

Gains on hybrid financial instruments which were recorded in other, net on the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Gains on Hybrid financial instruments	¥254	¥109	¥18

Assets Measured at Fair Value on Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2010.

	Balance at March 31, 2010	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2010
	(Yen in millions)
Investment in WILLCOM, Inc.	¥—			¥—	¥(19,987)
Property, plant and equipment	400			400	(597)
Non-marketable equity securities	11			11	(26)
Goodwill	—			—	(22)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥44,012	¥44,054	¥47,175	¥47,116
Long-term investments in debt and equity securities	377,075	377,092	372,779	372,846
Other long-term investments	15,585	15,585	17,501	17,526

Total	¥436,672	¥436,731	¥437,455	¥437,488

Liabilities (b):
Long-term debt (including due within one year)	¥35,225	¥35,332	¥31,807	¥32,028

Total	¥35,225	¥35,332	¥31,807	¥32,028

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2011 and 2012 were ¥15,363 million and ¥15,380 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2012
Inventories

Inventories at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Finished goods	¥111,487	¥117,337
Work in process	47,388	54,700
Raw materials and supplies	74,024	98,299

	¥232,899	¥270,336

VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Valuation Allowances

Changes in valuation allowances for the year ended March 31, 2010, 2011, and 2012 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2010:
Allowance for doubtful accounts	¥5,532	¥826	¥31	¥(1,848)	¥4,541
Allowance for sales returns	2,155	4,911	(100)	(4,711)	2,255

Total	¥7,687	¥5,737	¥(69)	¥(6,559)	¥6,796

For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

For the year ended March 31, 2012:
Allowance for doubtful accounts	¥5,214	¥858	¥42	¥(1,163)	¥4,951
Allowance for sales returns	2,405	4,340	(51)	(4,552)	2,142

Total	¥7,619	¥5,198	¥(9)	¥(5,715)	¥7,093

*	Foreign currency translation adjustments and the increase by business combination.

Location of Valuation Allowances in Consolidated Balance Sheets

The location of valuation allowances in the consolidated balance sheets at March 31, 2011 and 2012 are as follows:

	March 31, 2011	March 31, 2012
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥4,795	¥4,583

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	¥619	¥518
Investments in and advances to affiliates and unconsolidated subsidiaries	¥229	¥1
Other long-term investments	¥100	¥43
Other assets	¥1,876	¥1,948

Subtotal	¥2,824	¥2,510

Total	¥7,619	¥7,093

INVESTMENTS IN AND ADVANCES TO AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2012
Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥671	¥1,184
Kyocera’s trade receivables from affiliates	132	1,048

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(18,150)	¥83	¥(279)
Kyocera’s sales to affiliates	18,617	314	661

LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2012
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Total minimum lease payments receivable	¥35,963	¥32,683
Unguaranteed residual values	1,975	1,522
Unearned income	(3,056)	(2,544)
Executory costs	(20)	(21)

	34,862	31,640
Less, allowance for doubtful receivables	(493)	(382)

	34,369	31,258
Less, portion due within one year	(11,739)	(11,307)

Total	¥22,630	¥19,951

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥541	¥571	¥493
Charged to costs or expenses, or charge-off	53	(44)	(69)
Others*	(23)	(34)	(42)

Balance at end of year	¥571	¥493	¥382

*	Others consist mainly of foreign currency translation adjustments and business acquisitions during the year.

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2013	¥12,419
2014	8,434
2015	6,127
2016	3,856
2017	1,521
2018 and thereafter	326

Total	¥32,683

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2012
Intangible Assets Subject to Amortization

Intangible assets are summarized as follows:

	March 31,
	2011		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥30,409	¥21,696	¥31,493	¥21,906
Patent rights	19,185	15,310	16,818	14,170
Customer relationships	25,726	9,053	31,473	12,214
Other	9,771	6,190	16,281	6,966

Total	¥85,091	¥52,249	¥96,065	¥55,256

Intangible Assets Not Subject to Amortization

	March 31,
	2011	2012
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥9,317	¥8,842
Other	1	2

Total	¥9,318	¥8,844

Intangible Assets Subject to Amortization Acquired

Intangible assets acquired during the year ended March 31, 2012 are as follows:

Year ended March 31, 2012
(Yen in millions)
Intangible assets subject to amortization:
Software	¥4,871
Patent rights	1,067
Customer relationships	6,690
Other	6,960

Total	¥19,588

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2013	¥9,141
2014	5,675
2015	4,052
2016	3,512
2017	2,897

Changes in Amounts of Goodwill by Reporting Segment

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2011 and 2012 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2010
Goodwill	¥100	¥1,309	¥8,692	¥28,517	¥18,456	¥14,064	¥4,596	¥75,734
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,309	3,277	28,517	18,456	14,042	1,901	67,602
Goodwill acquired during the year	—	—	—	—	—	42	—	42
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(43)	(336)	(1,649)	—	(914)	(1)	(2,943)

Balance at March 31, 2011
Goodwill	100	1,266	8,356	26,868	18,456	13,192	4,595	72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,266	2,941	26,868	18,456	13,170	1,900	64,701
Goodwill acquired during the year	—	—	11,320	14,143	—	391	—	25,854
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(4)	(616)	(148)	—	(748)	—	(1,516)

Balance at March 31, 2012
Goodwill	100	1,262	19,060	40,863	18,456	12,835	4,595	97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,262	¥13,645	¥40,863	¥18,456	¥12,813	¥1,900	¥89,039

SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings

Short-term borrowings at March 31, 2011 and 2012 are comprised of the following:

	March 31,
	2011	2012
Average interest rates on loans from banks and others	0.66%	1.56%

	March 31,
	2011	2012
	(Yen in millions)
Secured	¥171	¥132
Unsecured	7,681	3,930

	¥7,852	¥4,062

Long-Term Debt

Long-term debt at March 31, 2011 and 2012 are comprised of the following:

	March 31,
	2011	2012
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-11.60%

	March 31,
	2011	2012
	(Yen in millions)
Secured	¥33,138	¥30,036
Unsecured	2,087	1,771

	35,225	31,807
Less, portion due within one year	(10,687)	(10,610)

	¥24,538	¥21,197

Aggregate Maturities of Long-Term Debt	Aggregate maturities of long-term debt at March 31, 2012 are as follows:

Years ending March 31,	(Yen in millions)
2014	¥7,884
2015	6,889
2016	3,442
2017	1,601
2018 and thereafter	1,381

¥21,197

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Trade account receivables	¥—	¥56
Property, plant and equipment, net of accumulated depreciation	1,893	4,556
Intangible assets	1,770	1,650

BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Domestic
Funded Status of Benefit Plans

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥134,592	¥145,807
Service cost	8,662	9,410
Interest cost	2,637	2,506
Actuarial loss	4,935	5,056
Benefits paid	(5,385)	(5,646)
Business acquisition	366	2,121
Other	—	734

Projected benefit obligations at end of year	145,807	159,988
Change in plan assets:
Fair value of plan assets at beginning of year	143,984	150,226
Actual return on plan assets	2,569	1,557
Employer contribution	9,005	9,147
Benefits paid	(5,332)	(5,585)
Business acquisition	—	818
Other	—	693

Fair value of plan assets at end of year	150,226	156,856

Funded status	¥4,419	¥(3,132)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prepaid benefit cost	¥13,437	¥7,613
Accrued benefit liability	(9,018)	(10,745)

Net amount recognized	¥4,419	¥(3,132)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prior service cost	¥37,264	¥32,932
Actuarial loss	(36,737)	(42,454)

Accumulated other comprehensive income	¥527	¥(9,522)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2011	2012
	(Yen in millions)
Prior service cost	¥37,264	¥32,932
Actuarial loss	(36,737)	(42,454)

Accumulated other comprehensive income	¥527	¥(9,522)

	March 31,
	2011	2012
	(Yen in millions)
Accumulated benefit obligation at end of year	¥145,311	¥159,465
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥21,528	¥25,478
Accumulated benefit obligation	21,031	24,956
Fair value of plan assets	12,510	14,733

Net Periodic Pension Costs

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2010, 2011 and 2012, include the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Service cost	¥8,805	¥8,662	¥9,410
Interest cost	2,301	2,637	2,506
Expected return on plan assets	(3,054)	(3,255)	(3,358)
Amortization of prior service cost	(4,327)	(4,329)	(4,329)
Recognized actuarial loss	1,174	772	1,140

Net periodic pension costs	¥4,899	¥4,487	¥5,369

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2010, 2011 and 2012 mainly consist of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥—	¥(3)
Net actuarial gain (loss) incurred during the year	7,502	(5,621)	(6,857)
Amortization of prior service cost	(4,327)	(4,329)	(4,329)
Recognized actuarial loss	1,174	772	1,140

Total	¥4,349	¥(9,178)	¥(10,049)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2013 are as follows:

Year ending March 31, 2013
(Yen in millions)
Amortization of prior service cost	¥(4,329)
Recognized actuarial loss	1,507

Plan Assets Categories

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2011 and 2012 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2011				2012
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥87,633	¥—	¥87,633	¥—	¥93,969	¥—	¥93,969
Equity securities:
Domestic	1,774	—	—	1,774	1,789	—	—	1,789
International	7,366	—	—	7,366	7,836	—	—	7,836
Pooled funds(1)	—	11,598	—	11,598	—	12,638	—	12,638
Debt securities:
Corporate bonds	9,512	—	—	9,512	16,081	—	—	16,081
Pooled funds(2)	—	2,830	—	2,830	—	4,541	—	4,541
Other types of investments:
Equity long/short
Domestic(3)	—	2,211	—	2,211	—	783	—	783
International(4)	—	7,455	—	7,455	—	3,680	—	3,680
Debt long/short(5)	—	11,522	—	11,522	—	8,090	—	8,090
Other	—	2,232	1,449	3,681	—	2,146	1,757	3,903
Cash and cash equivalents	4,644	—	—	4,644	3,546	—	—	3,546

Total	¥23,296	¥125,481	¥1,449	¥150,226	¥29,252	¥125,847	¥1,757	¥156,856

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2011 and 2012. Plan assets of Level 3 are invested in multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2011	2012
	(Yen in millions)
Balance at beginning of year	¥1,568	¥1,449
Actual return on plan assets:
Relating to assets still held at end of year	53	(19)
Relating to assets sold during the year	(11)	(45)
Purchases, sales and settlements	(161)	372

Balance at end of year	¥1,449	¥1,757

Estimated Future Benefit Payments of Plans

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2013	¥6,051
2014	6,484
2015	7,006
2016	7,347
2017	7,585
2018 to 2022	49,861

Domestic | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate (%)	1.00-1.75	0.75-1.50

Domestic | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
Discount rate (%)	1.25-2.00	1.00-2.00	1.00-1.75
Expected long-term rate of return on plan assets (%)	2.00-2.20	2.00-2.20	2.00-2.20

Saving Plans
Contributions to Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Contributions to the plans	¥698	¥632	¥505

Foreign
Funded Status of Benefit Plans

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2011 and 2012:

	March 31,
	2011	2012
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥38,903	¥35,954
Service cost	311	293
Interest cost	1,886	1,764
Plan participants’ contributions	11	10
Actuarial (gain) loss	(298)	3,026
Benefits paid	(2,078)	(1,880)
Foreign exchange adjustment	(2,755)	(1,308)
Other	(26)	(14)

Benefit obligations at end of year	¥35,954	¥37,845

	March 31,
	2011	2012
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥16,965	¥18,010
Actual return on plan assets	1,700	787
Employer contribution	1,784	1,082
Plan participants’ contributions	11	10
Benefits paid	(997)	(845)
Foreign exchange adjustment	(1,427)	(279)
Other expenses	(26)	(14)

Fair value of plan assets at end of year	18,010	18,751

Funded status	¥(17,944)	¥(19,094)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prepaid benefit cost	¥174	¥—

Accrued benefit liability	(18,118)	(19,094)

Net amount recognized	¥(17,944)	¥(19,094)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2011	2012
	(Yen in millions)
Prior service cost	¥(79)	¥(69)
Actuarial loss	(5,639)	(8,893)

Accumulated other comprehensive loss	¥(5,718)	¥(8,962)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2011	2012
	(Yen in millions)
Accumulated benefit obligation at end of year	¥35,101	¥36,759

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2011	2012
	(Yen in millions)
Projected benefit obligation	¥33,252	¥37,845
Accumulated benefit obligation	32,399	36,759
Fair value of plan assets	15,133	18,751

Net Periodic Pension Costs

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 include the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Service cost	¥297	¥311	¥293
Interest cost	2,123	1,886	1,764
Expected return on plan assets	(988)	(1,210)	(1,259)
Amortization of prior service cost	9	9	8
Recognized actuarial loss	283	250	204

Net periodic pension costs	¥1,724	¥1,246	¥1,010

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 mainly consist of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net actuarial (loss) gain incurred during the year	¥(2,035)	¥788	¥(3,498)
Amortization of prior service cost	9	9	8
Recognized actuarial loss	283	250	204

Total	¥(1,743)	¥1,047	¥(3,286)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2013 are as follows:

Year ending March 31, 2013
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	421

Plan Assets Categories

KII’s and AVX’s plan assets categories at March 31, 2011 and 2012 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2011				2012
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥5,065	¥—	¥—	¥5,065	¥5,071	¥—	¥—	¥5,071
Debt securities:
Government bonds	325	—	—	325	350	—	—	350
Government agency bonds	—	816	—	816	—	842	—	842
Corporate bonds	—	297	—	297	—	340	—	340
Pooled separate accounts *	—	10,960	—	10,960	—	11,614	—	11,614
Other	—	481	—	481	—	477	—	477
Cash and cash equivalents	66	—	—	66	57	—	—	57

Total	¥5,456	¥12,554	¥—	¥18,010	¥5,478	¥13,273	¥—	¥18,751

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2013	¥1,981
2014	2,008
2015	2,070
2016	2,114
2017	2,170
2018 to 2022	11,525

Foreign | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate (%)	5.15-5.75	4.00-5.00
Rate of increase in compensation levels (%)	2.50-4.00	2.50-3.80

Foreign | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2010, 2011 and 2012 are as follows:

Years ended March 31,
	2010	2011	2012
Discount rate (%)	5.60-7.30	4.80-6.00	5.15-5.75
Rate of increase in compensation levels (%)	2.50-4.00	2.00-4.25	2.50-4.00
Expected long-term rate of return on plan assets (%)	6.50-8.50	6.50-8.50	6.40-7.75

STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2012
AVX Corporation
Summary of Activity under Stock Option Plans

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2011	3,955	$14.08
Granted	530	14.54
Exercised	(84)	11.80		¥24
Expired and cancelled	(57)	19.43

Outstanding at March 31, 2012	4,344	$14.12	5.06	¥241

Exercisable at March 31, 2012	3,043	$14.49	3.69	¥167

Unvested Share Activity under Stock Options Plans

Unvested share activity under stock option plans at March 31, 2012 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value
Unvested balance at March 31, 2011	1,295	$3.22
Options granted	530	3.03
Options forfeited	(11)	3.01
Options vested	(513)	3.61

Unvested balance at March 31, 2012	1,301	$2.99

Significant Weighted Average Assumptions Used for Estimating Fair Value of Options Issued under Stock Option Plans

The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2010	2011	2012
Expected life	5 years	5 years	6 years
Interest rate	2.4%	2.3%	1.8%
Volatility	27%	27%	23%
Expected dividends	1.7%	1.3%	1.5%

Total Unrecognized Compensation Costs Related to Unvested Awards

The total unrecognized compensation costs related to unvested awards as of March 31, 2010, 2011 and 2012 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2010	2011	2012
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥211	¥142	¥95

Amounts Recorded in Consolidated Financial Statements Related to Grants and Exercises of Options

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2010, 2011 and 2012.

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥159	¥190	¥93
Tax benefit associated with stock based compensation expense	31	23	50
Cash received from the exercise of options	12	517	79
Excess tax benefit from stock-based payment arrangements	1	44	8

Kyocera International Inc
Summary of Activity under Stock Option Plans

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2011	297	$2.25
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(28)	2.77

Outstanding at March 31, 2012	269	$2.20	2.46	—

Exercisable at March 31, 2012	269	$2.20	2.46	—

DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2012
Aggregate Contract Amounts of Derivative Financial Instruments

The aggregate contractual amounts of derivative financial instruments at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥13,852	¥12,941
Interest rate swaps	590	963

Total	¥14,442	¥13,904
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥144,006	¥130,346
Currency swaps	226	—

Total	¥144,232	¥130,346

Total derivatives	¥158,674	¥144,250

Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2011 and 2012 are as follows:

		March 31,
	Location	2011	2012
		(Yen in millions)
Derivative Assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥72	¥135

Total		¥72	¥135

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥259	¥324
Currency swaps	Other current assets	7	—

Total		¥266	¥324

Total derivatives		¥338	¥459

Derivative Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥117	¥256
Interest rate swaps	Other current liabilities	20	28

Total		¥137	¥284

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥3,509	¥4,884

Total		¥3,509	¥4,884

Total derivatives		¥3,646	¥5,168

Location and Amount of Derivative Financial Instruments in Comprehensive Income

The location and amount of derivative financial instruments in the comprehensive income for the years ended March 31, 2010, 2011 and 2012 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in other comprehensive income

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Foreign currency forward contracts	¥25	¥27	¥(51)
Interest rate swaps	38	25	10

Total	¥63	¥52	¥(41)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(2)	¥(102)	¥12
Foreign currency forward contracts	Cost of sales	(139)	259	9
Interest rate swaps	Interest expense	20	20	13
Interest rate swaps	Equity in losses of affiliates and unconsolidated subsidiaries	(36)	—	—

Total		¥(157)	¥177	¥34

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(15)	¥9	¥(14)

Total		¥(15)	¥9	¥(14)

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2010	2011	2012
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥3,219	¥(3,114)	¥(1,310)
Currency swaps	Foreign currency transaction gains, net	1	16	(7)

Total		¥3,220	¥(3,098)	¥(1,317)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Lease Commitments under Non-Cancelable Operating Leases

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2012 are as follows:

Years ending March 31,	(Yen in millions)
2013	¥4,931
2014	3,449
2015	2,197
2016	1,390
2017	975
2018 and thereafter	1,023

¥13,965

EQUITY (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Gains (Losses) on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2009	¥11,621	¥(145)	¥53	¥(66,202)	¥(54,673)
Net change for the year	11,847	63	1,003	(9,287)	3,626
Other	—	—	(3)	40	37

Balance at March 31, 2010	23,468	(82)	1,053	(75,449)	(51,010)
Net change for the year	8,767	52	(4,530)	(28,861)	(24,572)
Other	—	1	(57)	5	(51)

Balance at March 31, 2011	32,235	(29)	(3,534)	(104,305)	(75,633)
Net change for the year	8,502	(41)	(8,750)	(5,538)	(5,827)
Other	(2)	0	(6)	(171)	(179)

Balance at March 31, 2012	¥40,735	¥(70)	¥(12,290)	¥(110,014)	¥(81,639)

Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2010:
Net unrealized gains on securities:
Amount arising during the year	¥19,533	¥(7,842)	¥11,691
Reclassification adjustments for gains and losses realized in net income	266	(110)	156

Net change for the year	19,799	(7,952)	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(119)	10	(109)
Reclassification adjustments for gains and losses realized in net income	204	(32)	172

Net change for the year	85	(22)	63
Pension adjustments:
Amount arising during the year	5,784	(2,830)	2,954
Reclassification adjustments for gains and losses realized in net income	(3,433)	1,482	(1,951)

Net change for the year	2,351	(1,348)	1,003

Foreign currency translation adjustments	(9,700)	413	(9,287)

Other comprehensive income	¥12,535	¥(8,909)	¥3,626

For the year ended March 31, 2011:
Net unrealized gains on securities:
Amount arising during the year	¥14,599	¥(5,998)	¥8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)

Foreign currency translation adjustments	(28,966)	105	(28,861)

Other comprehensive loss	¥(22,204)	¥(2,368)	¥(24,572)

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2012:
Net unrealized gains on securities:
Amount arising during the year	¥10,419	¥(2,722)	¥7,697
Reclassification adjustments for gains and losses realized in net income	1,365	(560)	805

Net change for the year	11,784	(3,282)	8,502
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(22)	1	(21)
Reclassification adjustments for gains and losses realized in net income	(30)	10	(20)

Net change for the year	(52)	11	(41)
Pension adjustments:
Amount arising during the year	(10,246)	3,327	(6,919)
Reclassification adjustments for gains and losses realized in net income	(2,983)	1,152	(1,831)

Net change for the year	(13,229)	4,479	(8,750)

Foreign currency translation adjustments	(5,538)	—	(5,538)

Other comprehensive loss	¥(7,035)	¥1,208	¥(5,827)

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Components of Income Before Income Taxes and Income Taxes

Income before income taxes and income taxes for the years ended March 31, 2010, 2011 and 2012 are comprised of the following components:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Income before income taxes:
Domestic	¥28,477	¥112,374	¥77,813
Foreign	32,321	59,958	37,080

Total income before income taxes	¥60,798	¥172,332	¥114,893

Income taxes:
Current income taxes:
Domestic	¥17,213	¥21,297	¥20,685
Foreign	7,232	14,447	13,514

Total current income taxes	24,445	35,744	34,199

Deferred income taxes:
Domestic	(10,089)	11,892	(1,148)
Foreign	1,009	(5,422)	(2,916)

Total deferred income taxes	(9,080)	6,470	(4,064)

Total income taxes	¥15,365	¥42,214	¥30,135

Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate

Reconciliations between the Japanese statutory income tax rate and Kyocera's effective income tax rate for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
Japanese statutory income tax rate	41.0%	41.0%	41.0%
Difference in statutory tax rates of foreign subsidiaries	(7.7)	(5.0)	(6.4)
Change in valuation allowance	(1.7)	(8.1)	(1.1)
Tax credit for research and development expenses	(4.4)	(2.1)	(2.1)
Uncertainty in income taxes	(1.6)	(2.1)	1.3
Tax rate change*	—	—	(7.2)
Other	(0.3)	0.8	0.7

Effective income tax rate	25.3%	24.5%	26.2%

*	In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,603	¥728
Inventories	19,545	19,057
Provision for doubtful accounts and loss on bad debts	1,394	1,255
Accrued expenses	8,220	10,982
Employee benefits	24,828	24,528
Depreciation and amortization	37,432	33,171
Securities	2,459	2,744
Net operating losses and tax credit carry forwards	19,144	20,454
Liquidation of a foreign subsidiary	3,696	—
Other	4,291	6,163

Total gross deferred tax assets	122,612	119,082
Valuation allowance	(24,687)	(25,192)

Net deferred tax assets	¥97,925	¥93,890

Deferred tax liabilities:
Depreciation and amortization	¥10,942	¥13,952
Deduction of foreign branch losses	850	771
Securities	108,885	99,918
Prepaid benefit cost	5,301	2,786
Other	3,272	3,937

Total deferred tax liabilities	¥129,250	¥121,364

Net deferred tax liabilities	¥(31,325)	¥(27,474)

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2011 and 2012 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2011	2012
	(Yen in millions)
Deferred income taxes—current assets	¥43,035	¥45,049
Other assets	17,087	20,245
Other current liabilities	(1,442)	(2,589)
Deferred income taxes—non-current liabilities	(90,005)	(90,179)

Net deferred tax liabilities	¥(31,325)	¥(27,474)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥43,236	¥40,270	¥24,687
Increase	7,034	1,226	2,667
Decrease	(8,905)	(15,885)	(3,523)
Other*	(1,095)	(924)	1,361

Balance at end of year	¥40,270	¥24,687	¥25,192

*	Other consists mainly of foreign currency translation adjustments and business combinations.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥10,518	¥8,352	¥6,874
Increase—tax position in prior years	20	1,112	277
Increase—tax position in current year	1,800	1,936	2,135
Decrease—tax position in prior years	(1,634)	(2,517)	(868)
Settlements with taxing authorities	(2,336)	(2,002)	(5,350)
Lapse of statute of limitations	(16)	(7)	(18)

Balance at end of year	¥8,352	¥6,874	¥3,050

SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Supplemental Expense Information

Supplemental expense information is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Research and development expenses	¥49,911	¥49,474	¥45,559
Advertising expenses	7,346	7,583	7,912
Shipping and handling cost included in selling, general and administrative expenses	14,140	16,883	17,203

SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2012
Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2010	2011	2012
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥115,538	¥130,554	¥121,130
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.8	10.3	10.2

Information by Reporting Segment

Information by reporting segment at and for the years ended March 31, 2010, 2011 and 2012 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥53,056	¥76,269	¥80,372
Semiconductor Parts Group	140,507	174,687	153,420
Applied Ceramic Products Group	157,033	197,642	179,784
Electronic Device Group	199,939	242,641	228,721
Telecommunications Equipment Group	189,118	225,168	178,669
Information Equipment Group	232,365	239,916	243,457
Others	124,577	139,383	151,987
Adjustments and eliminations	(22,790)	(28,782)	(25,540)

Net sales	¥1,073,805	¥1,266,924	¥1,190,870

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥(788)	¥11,969	¥12,622
Semiconductor Parts Group	17,235	37,331	27,754
Applied Ceramic Products Group	19,858	29,049	6,459
Electronic Device Group	13,230	41,646	16,036
Telecommunications Equipment Group	(14,726)	2,121	1,469
Information Equipment Group	22,091	25,845	29,451
Others	6,769	9,651	8,054

Total operating profit	63,669	157,612	101,845
Corporate	15,665	16,882	13,876
Equity in losses of affiliates and unconsolidated subsidiaries	(18,297)	(160)	(36)
Adjustments and eliminations	(239)	(2,002)	(792)

Income before income taxes	¥60,798	¥172,332	¥114,893

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥5,719	¥5,106	¥6,767
Semiconductor Parts Group	9,795	10,786	11,795
Applied Ceramic Products Group	10,889	13,786	14,843
Electronic Device Group	16,934	13,818	13,762
Telecommunications Equipment Group	9,452	10,172	8,949
Information Equipment Group	12,846	11,027	10,131
Others	4,925	4,767	4,668
Corporate	2,269	2,082	2,205

Total	¥72,829	¥71,544	¥73,120

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥777	¥146	¥105
Semiconductor Parts Group	508	266	703
Applied Ceramic Products Group	1,916	1,000	6,115
Electronic Device Group	817	265	991
Telecommunications Equipment Group	4,340	2,581	2,216
Information Equipment Group	580	972	1,169
Others	269	61	187
Corporate	—	—	—

Total	¥9,207	¥5,291	¥11,486

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥1,814	¥11,319	¥11,050
Semiconductor Parts Group	5,998	12,998	13,279
Applied Ceramic Products Group	14,756	17,660	13,001
Electronic Device Group	5,730	12,118	14,193
Telecommunications Equipment Group	2,876	3,886	4,142
Information Equipment Group	3,471	7,437	6,199
Others	1,923	2,747	2,800
Corporate	1,301	2,515	1,744

Total	¥37,869	¥70,680	¥66,408

	March 31,
	2010	2011	2012
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥49,430	¥57,682	¥68,637
Semiconductor Parts Group	100,094	111,406	112,121
Applied Ceramic Products Group	209,170	258,618	265,093
Electronic Device Group	346,844	351,432	417,105
Telecommunications Equipment Group	112,750	111,634	109,975
Information Equipment Group	250,222	247,486	246,834
Others	128,898	132,381	138,304

	1,197,408	1,270,639	1,358,069
Corporate	711,508	748,184	727,849
Investments in and advances to affiliates and unconsolidated subsidiaries	1,461	1,419	1,797
Adjustments and eliminations	(61,660)	(73,676)	(93,612)

Total assets	¥1,848,717	¥1,946,566	¥1,994,103

Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2010, 2011 and 2012 are summarized as follows:

Geographic segments

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net sales:
Japan	¥470,643	¥559,883	¥559,344
Asia	172,510	215,913	205,469
Europe	198,058	210,131	204,887
United States of America	180,861	220,706	166,706
Others	51,733	60,291	54,464

Net sales	¥1,073,805	¥1,266,924	¥1,190,870

	March 31,
	2010	2011	2012
	(Yen in millions)
Long-lived assets:
Japan	¥176,884	¥185,969	¥187,566
Asia	28,007	29,293	35,545
Europe	14,373	14,974	18,725
United States of America	12,993	11,164	12,787
Others	7,842	6,354	5,914

Total	¥240,099	¥247,754	¥260,537

EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥40,095	¥122,448	¥79,357

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	218.47	667.23	432.58

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	218.47	667.23	432.58

	Years ended March 31,
	2010	2011	2012
	(shares in thousands)
Basic average number of shares outstanding	183,525	183,517	183,451
Diluted average number of shares outstanding	183,525	183,517	183,451

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Supplemental Information Related to Consolidated Statements of Cash Flows

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Cash paid during the year:
Interest	¥2,675	¥1,637	¥1,741
Income taxes	20,988	34,994	34,889
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,557	¥1,003	¥804
Acquisitions of businesses:
Fair value of assets acquired	¥8,036	¥2,475	¥85,003
Fair value of liabilities assumed	(1,780)	(608)	(45,621)
Noncontrolling interests	(985)	—	—
Cash acquired	(942)	(422)	(3,928)

Subtotal	4,329	1,445	35,454

Additional payment for acquisitions of businesses in the past years	386	136	—

Total	¥4,715	¥1,581	¥35,454

Accounting Policies - Additional Information (Detail)	Mar. 31, 2012 Segment
Number of reportable segments	7
Minimum
Lease receivable terms (in years)	1 year
Maximum
Lease receivable terms (in years)	7 years

Principal Estimated Useful Lives Used for Computing Depreciation (Detail)	12 Months Ended
Mar. 31, 2012 Year
Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Minimum useful life	2
Maximum useful life	50
Machinery and equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Minimum useful life	2
Maximum useful life	20

Principal Estimated Useful Lives for Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2012 Year
Software
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	2
Maximum useful life	10
Patent rights
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	2
Maximum useful life	12
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	3
Maximum useful life	20

Business Combination - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended							2 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2012 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships Year	Jul. 11, 2011 Unimerco Group A/S Unpatented technology Year	Jul. 11, 2011 Unimerco Group A/S Trademark Year	Mar. 31, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation Customer relationships Year	Feb. 01, 2012 Optrex Corporation Technology Year	Aug. 31, 2010 Tycom Ltd	Jul. 31, 2009 Kyocera Mita Korea Co. Ltd And Kyocera Mita Korea Document Solution Co. Ltd	Aug. 03, 2009 Net It Works Inc.	Oct. 01, 2011 Copicom Inc	Oct. 29, 2010 Epson Software Engineering (Philippines), Inc	Feb. 02, 2009 TA Triumph-Adler AG	Mar. 31, 2009 TA Triumph-Adler AG	Mar. 31, 2009 TA Triumph-Adler AG	Jan. 21, 2009 TA Triumph-Adler AG
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired		100.00%					100.00%				100.00%	67.00%	100.00%	100.00%
Acquisition related costs	¥ 160					¥ 159
Weighted average amortization period			20	20	10			10	10
Short-term borrowings							10,058
Current portion of long-term debt							5,345
Equity method investment, percentage of ownership interest										33.33%
Shares of TA acquired															14,184,810	21,372,713
Total amount of acquisition cost		¥ 22,494					¥ 18,312											¥ 8,234
Percentage of ownership interest after transaction																	94.19%

Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	Jul. 11, 2011 Unimerco Group A/S	Jan. 21, 2009 TA Triumph-Adler AG	Feb. 01, 2012 Optrex Corporation
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 1,957
Trade receivables			14,358
Inventories			12,528
Others			1,308
Current assets	5,400	27,543	30,151
Property, plant and equipment			6,104
Intangible assets	7,691	17,335	4,124
Other non-current assets	4,765	23,337	397
Total non-current assets			10,625
Total assets	17,856	68,215	40,776
Short-term borrowings			10,058
Current portion of long-term debt			5,345
Trade notes and accounts payable			15,271
Others			2,800
Current liabilities	1,810	25,501	33,474
Non-current liabilities	4,872	41,004	3,133
Total liabilities	6,682	66,505	36,607
Noncontrolling interests		3
Total identified assets and liabilities	11,174	1,707	4,169
Purchase price	22,494	8,234	18,312
Investments in TA before the consolidation as a subsidiary		4,198
Goodwill	¥ 11,320	¥ 10,725	¥ 14,143

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2012 Customer relationships	Mar. 31, 2012 Other intangible assets	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships	Jul. 11, 2011 Unimerco Group A/S Unpatented technology	Jul. 11, 2011 Unimerco Group A/S Trademark	Jul. 11, 2011 Unimerco Group A/S Other intangible assets	Jan. 21, 2009 TA Triumph-Adler AG	Jan. 21, 2009 TA Triumph-Adler AG Customer relationships	Jan. 21, 2009 TA Triumph-Adler AG Other intangible assets	Feb. 01, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation Customer relationships	Feb. 01, 2012 Optrex Corporation Other intangible assets	Feb. 01, 2012 Optrex Corporation Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	¥ 19,588	¥ 6,690	¥ 6,960	¥ 7,691	¥ 3,296	¥ 2,735	¥ 1,318	¥ 342	¥ 10,290	¥ 9,885	¥ 405	¥ 4,124	¥ 3,233	¥ 474	¥ 417

Pro Forma Combined Results of Operations (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net sales	¥ 1,269,455	¥ 1,340,810
Pro forma net income attributable to shareholders of Kyocera Corporation	¥ 78,829	¥ 118,874
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	¥ 429.7	¥ 647.75
Diluted	¥ 429.7	¥ 647.75

Summary of Intangible Assets Not Subject to Amortization Recorded Due to Acquisition (Detail) (TA Triumph-Adler AG, JPY ¥) In Millions, unless otherwise specified	Jan. 21, 2009
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite lived intangible asset amount	¥ 7,045
Trademark
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite lived intangible asset amount	¥ 7,045

Gross Unrealized Gains on Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Gross unrealized gains on shares of KDDI	¥ 57,919	¥ 45,893

Other-Than-Temporary Loss on Debt and Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Gain (Loss) on Investments [Line Items]
Other-than-temporary loss on debt and equity securities	¥ 1,260	¥ 341	¥ 217

Summary of Investments in Debt and Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Cost	¥ 353,262	[1]	¥ 366,243	[1]
Aggregate Fair Value	419,962		421,146
Gross Unrealized Gains	68,338		57,678
Gross Unrealized Losses	1,638		2,775
Available-for-sale securities
Gain (Loss) on Investments [Line Items]
Cost	283,996	[1]	295,778	[1]
Aggregate Fair Value	350,688		350,622
Gross Unrealized Gains	68,202		57,464
Gross Unrealized Losses	1,510		2,620
Available-for-sale securities | Marketable equity securities
Gain (Loss) on Investments [Line Items]
Cost	266,070	[1]	271,874	[1]
Aggregate Fair Value	333,840		327,684
Gross Unrealized Gains	68,057		57,151
Gross Unrealized Losses	287		1,341
Available-for-sale securities | Investment trusts
Gain (Loss) on Investments [Line Items]
Cost	3,690	[1]	3,454	[1]
Aggregate Fair Value	3,704		3,590
Gross Unrealized Gains	145		225
Gross Unrealized Losses	131		89
Available-for-sale securities | Equity Securities
Gain (Loss) on Investments [Line Items]
Cost	269,760	[1]	275,328	[1]
Aggregate Fair Value	337,544		331,274
Gross Unrealized Gains	68,202		57,376
Gross Unrealized Losses	418		1,430
Available-for-sale securities | Corporate bonds
Gain (Loss) on Investments [Line Items]
Cost	12,735	[1]	5,122	[1]
Aggregate Fair Value	11,941		4,395
Gross Unrealized Gains	0		37
Gross Unrealized Losses	794		764
Available-for-sale securities | Hybrid financial instruments
Gain (Loss) on Investments [Line Items]
Cost			11,976	[1]
Aggregate Fair Value			11,976
Available-for-sale securities | Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Cost	1,501	[1]	2,789	[1]
Aggregate Fair Value	1,203		2,423
Gross Unrealized Gains			19
Gross Unrealized Losses	298		385
Available-for-sale securities | Other debt securities
Gain (Loss) on Investments [Line Items]
Cost			563	[1]
Aggregate Fair Value			554
Gross Unrealized Gains			32
Gross Unrealized Losses			41
Available-for-sale securities | Debt Securities
Gain (Loss) on Investments [Line Items]
Cost	14,236	[1]	20,450	[1]
Aggregate Fair Value	13,144		19,348
Gross Unrealized Gains	0		88
Gross Unrealized Losses	1,092		1,190
Held-to-maturity securities
Gain (Loss) on Investments [Line Items]
Cost	69,266	[1]	70,465	[1]
Aggregate Fair Value	69,274		70,524
Gross Unrealized Gains	136		214
Gross Unrealized Losses	128		155
Held-to-maturity securities | Corporate bonds
Gain (Loss) on Investments [Line Items]
Cost	54,317	[1]	51,901	[1]
Aggregate Fair Value	54,325		52,035
Gross Unrealized Gains	123		208
Gross Unrealized Losses	115		74
Held-to-maturity securities | Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Cost	13,949	[1]	18,264	[1]
Aggregate Fair Value	13,949		18,189
Gross Unrealized Gains	13		6
Gross Unrealized Losses	13		81
Held-to-maturity securities | Other debt securities
Gain (Loss) on Investments [Line Items]
Cost	1,000	[1]	300	[1]
Aggregate Fair Value	1,000		300
Gross Unrealized Gains	¥ 0		¥ 0

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Available-for-Sale Cost
Due within 1 year	¥ 3,275	[1]
Due after 1 year to 5 years	9,247	[1]
Due after 5 years	1,714	[1]
Equity securities	269,760	[1]
Available for Sale Securities, Acquisition Cost , Total	283,996	[1]
Available-for-Sale Aggregate Fair Value
Due within 1 year	3,027
Due after 1 year to 5 years	8,409
Due after 5 years	1,708
Equity securities	337,544
Available-for-sale Securities, Total	350,688
Held-to-Maturity Cost
Due within 1 year	41,736	[1]
Due after 1 year to 5 years	27,530	[1]
Due after 5 years		[1]
Held-to-maturity Securities, Total	69,266	[1]
Held-to-Maturity Aggregate Fair Value
Due within 1 year	41,678
Due after 1 year to 5 years	27,596
Due after 5 years
Held-to-maturity Securities, Fair Value, Total	¥ 69,274

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale securities	¥ 16,705	¥ 8,500	¥ 11,375
Gross realized gains	1,196	608	746
Gross realized losses	¥ 1,162	¥ 445	¥ 875

Available-for-sale Securities Classified by Length of Unrealized Loss Position (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	¥ 13,542	¥ 9,358
Gross Unrealized Losses within 1 year	451	1,523
Aggregate Fair Value over 1 year	3,883	4,168
Gross Unrealized Losses over 1 year	1,059	1,097
Total Aggregate Fair Value	17,425	13,526
Total Gross Unrealized Losses	1,510	2,620
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	2,135	7,170
Gross Unrealized Losses within 1 year	287	1,338
Aggregate Fair Value over 1 year	1	7
Gross Unrealized Losses over 1 year	0	3
Total Aggregate Fair Value	2,136	7,177
Total Gross Unrealized Losses	287	1,341
Investment trusts
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	2,796	1,125
Gross Unrealized Losses within 1 year	131	89
Total Aggregate Fair Value	2,796	1,125
Total Gross Unrealized Losses	131	89
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	8,235	902
Gross Unrealized Losses within 1 year	32	76
Aggregate Fair Value over 1 year	3,055	2,501
Gross Unrealized Losses over 1 year	762	688
Total Aggregate Fair Value	11,290	3,403
Total Gross Unrealized Losses	794	764
Government bonds and public bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	376	151
Gross Unrealized Losses within 1 year	1	14
Aggregate Fair Value over 1 year	827	1,250
Gross Unrealized Losses over 1 year	297	371
Total Aggregate Fair Value	1,203	1,401
Total Gross Unrealized Losses	298	385
Other debt securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year		10
Gross Unrealized Losses within 1 year		6
Aggregate Fair Value over 1 year		410
Gross Unrealized Losses over 1 year		35
Total Aggregate Fair Value		420
Total Gross Unrealized Losses		¥ 41

Investments in Debt, Equity Securities and Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in unrealized loss positions	¥ 1,510	¥ 2,620

Summary of Carrying Amounts of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Investment Not Readily Marketable [Line Items]
Time deposits and certificates of deposits (due over 3 months)	¥ 160,796	¥ 201,879
Non-marketable equity securities	15,393	15,376
Long-term loans	77	147
Total	¥ 176,266	¥ 217,402

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	¥ 351,147	¥ 350,960
Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	459	338
Total assets	5,897	13,172
Current Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	25
Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,386
Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,411
Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,859	648
Current Assets | Hybrid financial instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		11,976
Current Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	168
Current Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		210
Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	3,027	12,834
Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	459	331
Current Assets | Currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets		7
Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	345,250	337,788
Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	333,815	327,684
Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,318	3,590
Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	335,133	331,274
Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	9,082	3,747
Noncurrent Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,035	2,423
Noncurrent Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		344
Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	10,117	6,514
Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	5,168	3,646
Total	5,168	3,646
Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	5,140	3,626
Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	28	20
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	349,436	334,787
Level 1 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	5,438	630
Level 1 | Current Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	25
Level 1 | Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,386
Level 1 | Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,411
Level 1 | Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,859	630
Level 1 | Current Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	168
Level 1 | Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	3,027	630
Level 1 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	343,998	334,157
Level 1 | Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	333,815	327,684
Level 1 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	66	331
Level 1 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	333,881	328,015
Level 1 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	9,082	3,719
Level 1 | Noncurrent Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,035	2,423
Level 1 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	10,117	6,142
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	1,711	16,079
Level 2 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	459	338
Total assets	459	12,506
Level 2 | Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		12
Level 2 | Current Assets | Hybrid financial instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		11,976
Level 2 | Current Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		180
Level 2 | Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		12,168
Level 2 | Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	459	331
Level 2 | Current Assets | Currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets		7
Level 2 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	1,252	3,573
Level 2 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,252	3,259
Level 2 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,252	3,259
Level 2 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		19
Level 2 | Noncurrent Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		295
Level 2 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		314
Level 2 | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	5,168	3,646
Total	5,168	3,646
Level 2 | Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	5,140	3,626
Level 2 | Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	28	20
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		94
Level 3 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		36
Level 3 | Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		6
Level 3 | Current Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		30
Level 3 | Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		36
Level 3 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		58
Level 3 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		9
Level 3 | Noncurrent Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		49
Level 3 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		¥ 58

Gains on Hybrid Financial Instruments Recorded in Other, Net on Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains on Hybrid financial instruments	¥ 18	¥ 109	¥ 254

Assets Measured at Fair Value on Non-recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of property, plant and equipment	¥ (241)	¥ (712)	¥ (597)
Impairment of goodwill			(22)
Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(2)	(3)	(26)
WILLCOM, Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)			(19,987)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in WILLCOM, Inc.
Losses on impairment of property, plant and equipment	(241)	(712)	(597)
Impairment of goodwill			(22)
Property, plant and equipment	116	42	400
Non-marketable equity securities	1	0	11
Goodwill
Fair Value, Measurements, Nonrecurring | Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(2)	(3)	(26)
Fair Value, Measurements, Nonrecurring | WILLCOM, Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)			(19,987)
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in WILLCOM, Inc.
Goodwill
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in WILLCOM, Inc.
Goodwill
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in WILLCOM, Inc.
Property, plant and equipment	116	42	400
Non-marketable equity securities	1	0	11
Goodwill

Fair Value - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of property, plant and equipment	¥ 241	¥ 712	¥ 597
Goodwill impairment charge			22
WILLCOM, Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss			19,987
Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	¥ 2	¥ 3	¥ 26

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Carrying Amount
Assets:
Short-term investments in debt and equity securities	¥ 47,175	[1]	¥ 44,012	[1]
Long-term investments in debt and equity securities	372,779	[1]	377,075	[1]
Other long-term investments	17,501	[1]	15,585	[1]
Total	437,455	[1]	436,672	[1]
Liabilities:
Long-term debt (including due within one year)	31,807	[2]	35,225	[2]
Total	31,807	[2]	35,225	[2]
Fair Value
Assets:
Short-term investments in debt and equity securities	47,116	[1]	44,054	[1]
Long-term investments in debt and equity securities	372,846	[1]	377,092	[1]
Other long-term investments	17,526	[1]	15,585	[1]
Total	437,488	[1]	436,731	[1]
Liabilities:
Long-term debt (including due within one year)	32,028	[2]	35,332	[2]
Total	¥ 32,028	[2]	¥ 35,332	[2]

[1]	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2011 and 2012 were ¥15,363 million and ¥15,380 million, respectively.
[2]	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregated fair value estimate not practicable investments	¥ 15,380	¥ 15,363

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Line Items]
Finished goods	¥ 117,337	¥ 111,487
Work in process	54,700	47,388
Raw materials and supplies	98,299	74,024
Inventories (Note 5)	¥ 270,336	¥ 232,899

Changes in Valuation Allowances (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	¥ 7,619		¥ 6,796		¥ 7,687
Charged to Costs or Expenses	5,198		7,443		5,737
Charged (Credited) to Other Accounts	(9)	[1]	(375)	[1]	(69)	[1]
Charge-offs	(5,715)		(6,245)		(6,559)
Balance at End of Year	7,093		7,619		6,796
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	5,214		4,541		5,532
Charged to Costs or Expenses	858		1,507		826
Charged (Credited) to Other Accounts	42	[1]	(30)	[1]	31	[1]
Charge-offs	(1,163)		(804)		(1,848)
Balance at End of Year	4,951		5,214		4,541
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,405		2,255		2,155
Charged to Costs or Expenses	4,340		5,936		4,911
Charged (Credited) to Other Accounts	(51)	[1]	(345)	[1]	(100)	[1]
Charge-offs	(4,552)		(5,441)		(4,711)
Balance at End of Year	¥ 2,142		¥ 2,405		¥ 2,255

[1]	Foreign currency translation adjustments and the increase by business combination.

Location of Valuation Allowances in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Less allowances for doubtful accounts and sales returns	¥ 4,583	¥ 4,795
Valuation allowances, deducted from the related receivables	2,510	2,824
Total	7,093	7,619	6,796	7,687
Other current assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	518	619
Investments in and advances to affiliates and unconsolidated subsidiaries
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	1	229
Other Long-term Investments
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	43	100
Other Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	¥ 1,948	¥ 1,876

Investments in And Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Bad debt loss on receivables	¥ 370	¥ 2,039	¥ 9,389
WILLCOM, Inc
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership interest	30.00%
Impairment loss			19,987
WILLCOM, Inc | Telecommunications Equipment Group
Schedule of Equity Method Investments [Line Items]
Bad debt loss on receivables		¥ 708	¥ 8,961

Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	¥ 1,597	¥ 1,219
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	1,184	671
Kyocera's trade receivables from affiliates	¥ 1,048	¥ 132

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Kyocera's equity in earnings of affiliates	¥ (279)	¥ 83	¥ (18,150)
Kyocera's sales to affiliates	¥ 661	¥ 314	¥ 18,617

Lease Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Capital lease receivables	¥ 31,258	¥ 34,369
Minimum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	1 year
Maximum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	7 years
TA Triumph-Adler AG
Leases Disclosure [Line Items]
Capital lease receivables	¥ 28,086	¥ 31,719

Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 32,683	¥ 35,963
Unguaranteed residual values	1,522	1,975
Unearned income	(2,544)	(3,056)
Executory costs	(21)	(20)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	31,640	34,862
Less, allowance for doubtful receivables	(382)	(493)	(571)	(541)
Capital lease receivables	31,258	34,369
Less, portion due within one year	(11,307)	(11,739)
Total	¥ 19,951	¥ 22,630

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Leases Disclosure [Line Items]
Balance at beginning of year	¥ 493		¥ 571		¥ 541
Charged to costs or expenses, or charge-off	(69)		(44)		53
Others	(42)	[1]	(34)	[1]	(23)	[1]
Balance at end of year	¥ 382		¥ 493		¥ 571

[1]	Others consist mainly of foreign currency translation adjustments and business acquisitions during the year.

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Future Minimum Payments Receivable [Line Items]
2013	¥ 12,419
2014	8,434
2015	6,127
2016	3,856
2017	1,521
2018 and thereafter	326
Total	¥ 32,683

Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 96,065	¥ 85,091
Accumulated Amortization	55,256	52,249
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,493	30,409
Accumulated Amortization	21,906	21,696
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,818	19,185
Accumulated Amortization	14,170	15,310
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,473	25,726
Accumulated Amortization	12,214	9,053
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,281	9,771
Accumulated Amortization	¥ 6,966	¥ 6,190

Intangible Assets Not Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 8,844	¥ 9,318
Trademark
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	8,842	9,317
Other intangible assets
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 2	¥ 1

Intangible Assets Subject to Amortization Acquired (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 19,588
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	4,871
Patent rights
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	1,067
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	6,690
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 6,960

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	¥ 10,387	¥ 11,410	¥ 11,888
Goodwill acquired during the period	¥ 25,854	¥ 42
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3
Patent rights
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	15

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Expected Amortization Expense [Line Items]
2013	¥ 9,141
2014	5,675
2015	4,052
2016	3,512
2017	¥ 2,897

Changes in Amounts of Goodwill by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill [Line Items]
Goodwill	¥ 72,833	¥ 75,734
Accumulated impairment losses	(8,132)	(8,132)
Beginning Balance	64,701	67,602
Goodwill acquired during the year	25,854	42
Impairment of goodwill			(22)
Translation adjustments and reclassification to other accounts	(1,516)	(2,943)
Goodwill	97,171	72,833	75,734
Accumulated impairment losses	(8,132)	(8,132)	(8,132)
Ending Balance	89,039	64,701	67,602
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100
Beginning Balance	100	100
Impairment of goodwill
Goodwill	100	100
Ending Balance	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	1,266	1,309
Beginning Balance	1,266	1,309
Impairment of goodwill
Translation adjustments and reclassification to other accounts	(4)	(43)
Goodwill	1,262	1,266
Ending Balance	1,262	1,266
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	8,356	8,692
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	2,941	3,277
Goodwill acquired during the year	11,320
Impairment of goodwill
Translation adjustments and reclassification to other accounts	(616)	(336)
Goodwill	19,060	8,356
Accumulated impairment losses	(5,415)	(5,415)
Ending Balance	13,645	2,941
Electronic Device Group
Goodwill [Line Items]
Goodwill	26,868	28,517
Beginning Balance	26,868	28,517
Goodwill acquired during the year	14,143
Impairment of goodwill
Translation adjustments and reclassification to other accounts	(148)	(1,649)
Goodwill	40,863	26,868
Ending Balance	40,863	26,868
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456
Beginning Balance	18,456	18,456
Impairment of goodwill
Goodwill	18,456	18,456
Ending Balance	18,456	18,456
Information Equipment Group
Goodwill [Line Items]
Goodwill	13,192	14,064
Accumulated impairment losses	(22)	(22)
Beginning Balance	13,170	14,042
Goodwill acquired during the year	391	42
Impairment of goodwill
Translation adjustments and reclassification to other accounts	(748)	(914)
Goodwill	12,835	13,192
Accumulated impairment losses	(22)	(22)
Ending Balance	12,813	13,170
All Other Segments
Goodwill [Line Items]
Goodwill	4,595	4,596
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	1,900	1,901
Impairment of goodwill
Translation adjustments and reclassification to other accounts		(1)
Goodwill	4,595	4,595
Accumulated impairment losses	(2,695)	(2,695)
Ending Balance	¥ 1,900	¥ 1,900

Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	1.56%	0.66%
Short-term borrowings	¥ 4,062	¥ 7,852
Secured
Short-term Debt [Line Items]
Short-term borrowings	132	171
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 3,930	¥ 7,681

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Secured	¥ 30,036	¥ 33,138
Unsecured	1,771	2,087
Long-term Debt, Total	31,807	35,225
Less, portion due within one year	(10,610)	(10,687)
Long-term debt (Notes 4 and 10)	¥ 21,197	¥ 24,538
Minimum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	0.20%	0.20%
Maximum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	11.60%	11.60%

Aggregate Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
2014	¥ 7,884
2015	6,889
2016	3,442
2017	1,601
2018 and thereafter	1,381
Long-term debt (Notes 4 and 10)	¥ 21,197	¥ 24,538

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trade Accounts Receivable
Debt Disclosure [Line Items]
Assets pledged as collateral	¥ 56
Property, plant and equipment, net of accumulated depreciation
Debt Disclosure [Line Items]
Assets pledged as collateral	4,556	1,893
Intangible assets for long-term debt
Debt Disclosure [Line Items]
Assets pledged as collateral	¥ 1,650	¥ 1,770

Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 31,258	¥ 34,369
TA Triumph-Adler AG
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 28,086	¥ 31,719

Benefit Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	9,578
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employee option pension benefit payment, percentage	50.00%
Employee option pension benefit payment, period	20 years
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	60.00%
Domestic | Securities (Assets)
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	25.00%
Domestic | Trust Accounts
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	10.00%
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	5.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	1,002
Foreign | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of equity securities for defined benefit plans lower limit	70.00%
Allocation of equity securities for defined benefit plans upper limit	80.00%
Allocation of debt securities for defined benefit plans lower limit	20.00%
Allocation of debt securities for defined benefit plans upper limit	30.00%
U.S. Defined Benefit | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of equity for defined benefit plans	40.00%
Allocation of fixed income for defined benefit plans	60.00%
Europe Defined Benefit | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of equity for defined benefit plans	60.00%
Allocation of fixed income for defined benefit plans	40.00%

Funded Status of Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 145,807	¥ 134,592
Service cost	9,410	8,662	8,805
Interest cost	2,506	2,637	2,301
Actuarial (gain) loss	5,056	4,935
Benefits paid	(5,646)	(5,385)
Business acquisition	2,121	366
Other	734
Projected benefit obligations at end of year	159,988	145,807	134,592
Change in plan assets:
Fair value of plan assets at beginning of year	150,226	143,984
Actual return on plan assets	1,557	2,569
Employer contribution	9,147	9,005
Benefits paid	(5,585)	(5,332)
Business acquisition	818
Other	693
Fair value of plan assets at end of year	156,856	150,226	143,984
Funded status	(3,132)	4,419
Foreign
Change in benefit obligations:
Projected benefit obligations at beginning of year	35,954	38,903
Service cost	293	311	297
Interest cost	1,764	1,886	2,123
Plan participants' contributions	10	11
Actuarial (gain) loss	3,026	(298)
Benefits paid	(1,880)	(2,078)
Foreign exchange adjustment	(1,308)	(2,755)
Other	(14)	(26)
Projected benefit obligations at end of year	37,845	35,954	38,903
Change in plan assets:
Fair value of plan assets at beginning of year	18,010	16,965
Actual return on plan assets	787	1,700
Employer contribution	1,082	1,784
Plan participants' contributions	10	11
Benefits paid	(845)	(997)
Foreign exchange adjustment	(279)	(1,427)
Other	(14)	(26)
Fair value of plan assets at end of year	18,751	18,010	16,965
Funded status	¥ (19,094)	¥ (17,944)

Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	¥ 7,613	¥ 13,437
Accrued benefit liability	(10,745)	(9,018)
Net amount recognized	(3,132)	4,419
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost		174
Accrued benefit liability	(19,094)	(18,118)
Net amount recognized	¥ (19,094)	¥ (17,944)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 32,932	¥ 37,264
Actuarial loss	(42,454)	(36,737)
Accumulated other comprehensive income	(9,522)	527
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(69)	(79)
Actuarial loss	(8,893)	(5,639)
Accumulated other comprehensive income	¥ (8,962)	¥ (5,718)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 159,465	¥ 145,311
Projected benefit obligation	25,478	21,528
Accumulated benefit obligation	24,956	21,031
Fair value of plan assets	14,733	12,510
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	36,759	35,101
Projected benefit obligation	37,845	33,252
Accumulated benefit obligation	36,759	32,399
Fair value of plan assets	¥ 18,751	¥ 15,133

Net Periodic Pension Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 9,410	¥ 8,662	¥ 8,805
Interest cost	2,506	2,637	2,301
Expected return on plan assets	(3,358)	(3,255)	(3,054)
Amortization of prior service cost	(4,329)	(4,329)	(4,327)
Recognized actuarial loss	1,140	772	1,174
Net periodic pension costs	5,369	4,487	4,899
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	293	311	297
Interest cost	1,764	1,886	2,123
Expected return on plan assets	(1,259)	(1,210)	(988)
Amortization of prior service cost	8	9	9
Recognized actuarial loss	204	250	283
Net periodic pension costs	¥ 1,010	¥ 1,246	¥ 1,724

Changes in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments	¥ (3)
Net actuarial (loss) gain incurred during the year	(6,857)	(5,621)	7,502
Amortization of prior service cost	(4,329)	(4,329)	(4,327)
Recognized actuarial loss	1,140	772	1,174
Net change for the year	(10,049)	(9,178)	4,349
Foreign
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain incurred during the year	(3,498)	788	(2,035)
Amortization of prior service cost	8	9	9
Recognized actuarial loss	204	250	283
Net change for the year	¥ (3,286)	¥ 1,047	¥ (1,743)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,329)
Recognized actuarial loss	1,507
Foreign
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	9
Recognized actuarial loss	¥ 421

Assumptions Used to Determine Projected Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.75%	1.00%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.50%	1.75%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.00%	5.15%
Rate of increase in compensation levels (%)	2.50%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.00%	5.75%
Rate of increase in compensation levels (%)	3.80%	4.00%

Assumptions Used to Determine Net Periodic Pension Costs (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.00%	1.25%
Expected long-term rate of return on plan assets (%)	2.00%	2.00%	2.00%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.75%	2.00%	2.00%
Expected long-term rate of return on plan assets (%)	2.20%	2.20%	2.20%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.15%	4.80%	5.60%
Expected long-term rate of return on plan assets (%)	6.40%	6.50%	6.50%
Rate of increase in compensation levels (%)	2.50%	2.00%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.75%	6.00%	7.30%
Expected long-term rate of return on plan assets (%)	7.75%	8.50%	8.50%
Rate of increase in compensation levels (%)	4.00%	4.25%	4.00%

Plan Assets Categories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 156,856		¥ 150,226		¥ 143,984
Domestic | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,836		7,366
Domestic | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	16,081		9,512
Domestic | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,903		3,681
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,546		4,644
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	93,969		87,633
Domestic | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,789		1,774
Domestic | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	12,638	[1]	11,598	[1]
Domestic | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,541	[2]	2,830	[2]
Domestic | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	783	[3]	2,211	[3]
Domestic | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,680	[4]	7,455	[4]
Domestic | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,090	[5]	11,522	[5]
Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	29,252		23,296
Domestic | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,836		7,366
Domestic | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	16,081		9,512
Domestic | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,546		4,644
Domestic | Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,789		1,774
Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	125,847		125,481
Domestic | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,146		2,232
Domestic | Level 2 | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	93,969		87,633
Domestic | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	12,638	[1]	11,598	[1]
Domestic | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,541	[2]	2,830	[2]
Domestic | Level 2 | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	783	[3]	2,211	[3]
Domestic | Level 2 | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,680	[4]	7,455	[4]
Domestic | Level 2 | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,090	[5]	11,522	[5]
Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,757		1,449		1,568
Domestic | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,757		1,449
Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	18,751		18,010		16,965
Foreign | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,071		5,065
Foreign | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	350		325
Foreign | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	842		816
Foreign | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	340		297
Foreign | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,614	[6]	10,960	[6]
Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	477		481
Foreign | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	57		66
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,478		5,456
Foreign | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,071		5,065
Foreign | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	350		325
Foreign | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	57		66
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	13,273		12,554
Foreign | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	842		816
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	340		297
Foreign | Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,614	[6]	10,960	[6]
Foreign | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 477		¥ 481

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
[4]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
[5]	This category includes trust funds that mainly invest both long and short in government bonds.
[6]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis (Detail) (Domestic, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Level 3	Mar. 31, 2011 Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 156,856	¥ 150,226	¥ 143,984	¥ 1,449	¥ 1,568
Actual return on plan assets:
Relating to assets still held at end of year				(19)	53
Relating to assets sold during the year				(45)	(11)
Purchases, sales and settlements				372	(161)
Fair value of plan assets at end of year	¥ 156,856	¥ 150,226	¥ 143,984	¥ 1,757	¥ 1,449

Estimated Future Benefit Payments of Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 6,051
2014	6,484
2015	7,006
2016	7,347
2017	7,585
2018 to 2022	49,861
Foreign
Defined Benefit Plan Disclosure [Line Items]
2013	1,981
2014	2,008
2015	2,070
2016	2,114
2017	2,170
2018 to 2022	¥ 11,525

Contributions to Plans (Detail) (Saving Plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Saving Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to the plans	¥ 505	¥ 632	¥ 698

Stock Option Plans - Additional Information (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended													12 Months Ended
	Mar. 31, 2012 AVX Corporation USD ($) Year OptionPlan	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation USD ($)	Mar. 31, 2011 AVX Corporation JPY (¥)	Mar. 31, 2010 AVX Corporation USD ($)	Mar. 31, 2010 AVX Corporation JPY (¥)	Mar. 31, 2012 AVX Corporation Employee Stock Option Plan, 1995 Plan	Mar. 31, 2012 AVX Corporation Non-employee directors' stock option plan	Mar. 31, 2012 AVX Corporation Employee Stock Option Plan, 2004	Mar. 31, 2012 AVX Corporation Non-employee directors' stock option plan, 2004	Mar. 31, 2012 AVX Corporation Maximum	Mar. 31, 2010 Kyocera International Inc JPY (¥)	Mar. 31, 2012 Kyocera International Inc	Mar. 31, 2012 Kyocera International Inc Maximum	Mar. 31, 2012 Kyocera International Inc Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option plans	4	4
Aggregate shares of common stock that could be granted to employees							9,300	650	10,000	1,000			3,800
Option's maximum term (in years)											10 years			10 years
Options granted under stock option plan vesting percentage							25.00%	33.33%	25.00%	33.33%
Number of shares available for future issuance consisting of options available to be granted and options currently outstanding	12,303	12,303
Total aggregate intrinsic value of options exercised		¥ 24		¥ 149		¥ 2
Weighted average grant date fair value	$ 3.03		$ 3.29		$ 2.18
Total aggregate fair value of options vested		¥ 146		¥ 192		¥ 256						¥ 1
Forfeiture rate	6.90%	6.90%
Total unrecognized compensation costs related to unvested awards, vesting period	4	4
Percentage of exercise price of market value															85.00%

Summary of Activity under Stock Option Plans (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Kyocera International Inc USD ($) Year	Mar. 31, 2012 Kyocera International Inc JPY (¥)	Mar. 31, 2012 AVX Corporation USD ($) Year	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation JPY (¥)	Mar. 31, 2010 AVX Corporation JPY (¥)
Number of Options
Outstanding at March 31, 2011	297	297	3,955	3,955
Granted			530	530
Exercised			(84)	(84)
Expired and cancelled	(28)	(28)	(57)	(57)
Outstanding at March 31, 2012	269	269	4,344	4,344
Exercisable at March 31, 2012	269	269	3,043	3,043
Weighted Average Exercise Price
Outstanding at March 31, 2011	$ 2.25		$ 14.08
Granted			$ 14.54
Exercised			$ 11.8
Expired and cancelled	$ 2.77		$ 19.43
Outstanding at March 31, 2012	$ 2.2		$ 14.12
Exercisable at March 31, 2012	$ 2.2		$ 14.49
Weighted Average Contractual Life Remaining (years)
Outstanding at March 31, 2012	2.46	2.46	5.06	5.06
Exercisable at March 31, 2012	2.46	2.46	3.69	3.69
Aggregate Intrinsic Value
Exercised				¥ 24	¥ 149	¥ 2
Granted
Outstanding at March 31, 2012				241
Exercisable at March 31, 2012				¥ 167

Unvested Share Activity under Stock Options Plans (Detail) (AVX Corporation, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012
AVX Corporation
Number of Options
Beginning Balance	1,295
Options granted	530
Options forfeited	(11)
Options vested	(513)
Ending Balance	1,301
Weighted Average Grant-Dated Fair Value
Beginning Balance	$ 3.22
Options granted	$ 3.03
Options forfeited	$ 3.01
Options vested	$ 3.61
Ending Balance	$ 2.99

Significant Weighted Average Assumptions Used for Estimating Fair Value of Options Issued under Stock Option Plans (Detail) (AVX Corporation)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year	Mar. 31, 2010 Year
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6	5	5
Interest rate	1.80%	2.30%	2.40%
Volatility	23.00%	27.00%	27.00%
Expected dividends	1.50%	1.30%	1.70%

Total Unrecognized Compensation Costs Related to Unvested Awards (Detail) (AVX Corporation, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs related to unvested awards	¥ 95	¥ 142	¥ 211

Amounts Recorded in Consolidated Financial Statements Related to Grants and Exercises of Options (Detail) (AVX Corporation, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense (net of tax benefit)	¥ 93	¥ 190	¥ 159
Tax benefit associated with stock based compensation expense	50	23	31
Cash received from the exercise of options	79	517	12
Excess tax benefit from stock-based payment arrangements	¥ 8	¥ 44	¥ 1

Derivatives and Hedging - Additional Information (Detail) (Overseas customers)	12 Months Ended
Mar. 31, 2012
Overseas customers
Revenue, Major Customer [Line Items]
Percentage of Kyocera's revenues generated from overseas customers	55.00%

Aggregate Contract Amounts of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 144,250	¥ 158,674
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	13,904	14,442
Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	12,941	13,852
Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	963	590
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	130,346	144,232
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	130,346	144,006
Not Designated as Hedging Instrument | Currency swaps
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments		¥ 226

Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Assets	¥ 459	¥ 338
Derivative Liabilities	5,168	3,646
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Assets	135	72
Derivative Liabilities	284	137
Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	135	72
Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	256	117
Designated as Hedging Instrument | Interest rate swaps | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	28	20
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Assets	324	266
Derivative Liabilities	4,884	3,509
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	324	259
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	4,884	3,509
Not Designated as Hedging Instrument | Currency swaps | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets		¥ 7

Location and Amount of Derivative Financial Instruments in Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	¥ (41)	¥ 52	¥ 63
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	34	177	(157)
Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)	(14)	9	(15)
Cash Flow Hedging | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	(51)	27	25
Cash Flow Hedging | Foreign currency forward contracts | Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	12	(102)	(2)
Cash Flow Hedging | Foreign currency forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	9	259	(139)
Cash Flow Hedging | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)	(14)	9	(15)
Cash Flow Hedging | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	10	25	38
Cash Flow Hedging | Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	13	20	20
Cash Flow Hedging | Interest rate swaps | Equity in earnings (losses) of affiliates and unconsolidated subsidiaries
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)			(36)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	(1,317)	(3,098)	3,220
Not Designated as Hedging Instrument | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	(1,310)	(3,114)	3,219
Not Designated as Hedging Instrument | Currency swaps | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ (7)	¥ 16	¥ 1

Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 AVX Corporation USD ($)	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 1991 AVX Corporation USD ($)	Mar. 31, 1991 AVX Corporation JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Contractual obligations for the acquisition or construction of property, plant and equipment	¥ 9,635
Rental expenses for operating leases	10,586	8,310	9,210
Purchase of material	16,010
Material obligated to purchase in total by the end of December 2020	203,115
Total amount of guarantees for the debt of employees, an investee and an unconsolidated subsidiary	588
Payment for environmental conditions and remediation						66	8,878
Minimum amount of remediation subject to reopener provisions				130.5	10,701
Proposed remedial action plan, minimum range of future cost estimates				362	29,684
Proposed remedial action plan, maximum range of future cost estimates				401	32,882
Remediation costs				456	37,392
Minimum range of estimated environmental remediation cost				100	7,900
Maximum range of estimated environmental remediation cost				730	59,860
Environmental remediation cost				$ 100	¥ 7,900

Future Minimum Lease Commitments under Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Leased Assets [Line Items]
2013	¥ 4,931
2014	3,449
2015	2,197
2016	1,390
2017	975
2018 and thereafter	1,023
Operating Leases, Future Minimum Payments Due, Total	¥ 13,965

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Stockholders Equity Note [Line Items]
Appropriated legal reserve included in retained earnings	¥ 23,790
Amount of statutory retained earnings available for the payment of dividends	718,122
Dividends payable, per share	¥ 60
Dividends payable	11,007
Dividends payable date	Jun 28, 2012
Dividends approval date	Jun 27, 2012
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries	¥ (1,881)

Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (75,633)	¥ (51,010)	¥ (54,673)
Net change for the year	(5,827)	(24,572)	3,626
Other	(179)	(51)	37
Ending Balance	(81,639)	(75,633)	(51,010)
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	32,235	23,468	11,621
Net change for the year	8,502	8,767	11,847
Other	(2)
Ending Balance	40,735	32,235	23,468
Net Unrealized Gains (Losses) on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(29)	(82)	(145)
Net change for the year	(41)	52	63
Other	0	1
Ending Balance	(70)	(29)	(82)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(3,534)	1,053	53
Net change for the year	(8,750)	(4,530)	1,003
Other	(6)	(57)	(3)
Ending Balance	(12,290)	(3,534)	1,053
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(104,305)	(75,449)	(66,202)
Net change for the year	(5,538)	(28,861)	(9,287)
Other	(171)	5	40
Ending Balance	¥ (110,014)	¥ (104,305)	¥ (75,449)

Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net unrealized gains on securities:
Net change for the year	¥ 8,520	¥ 8,863	¥ 11,959
Net unrealized gains on derivative financial instruments:
Net change for the year	(58)	63	74
Pension adjustments:
Net change for the year	(8,941)	(4,619)	906
Foreign currency translation adjustments	(6,429)	(33,923)	(11,241)
Other comprehensive income (loss)	(5,827)	(24,572)	3,626
Parent
Net unrealized gains on securities:
Amount arising during the year	10,419	14,599	19,533
Reclassification adjustments for gains and losses realized in net income	1,365	280	266
Net change for the year	11,784	14,879	19,799
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(22)	252	(119)
Reclassification adjustments for gains and losses realized in net income	(30)	(197)	204
Net change for the year	(52)	55	85
Pension adjustments:
Amount arising during the year	(10,246)	(5,157)	5,784
Reclassification adjustments for gains and losses realized in net income	(2,983)	(3,015)	(3,433)
Net change for the year	(13,229)	(8,172)	2,351
Foreign currency translation adjustments	(5,538)	(28,966)	(9,700)
Other comprehensive income (loss)	(7,035)	(22,204)	12,535
Net unrealized gains on securities:
Amount arising during the year	(2,722)	(5,998)	(7,842)
Reclassification adjustments for gains and losses realized in net income	(560)	(114)	(110)
Net change for the year	(3,282)	(6,112)	(7,952)
Net unrealized gains on derivative financial instruments:
Amount arising during the year	1	(13)	10
Reclassification adjustments for gains and losses realized in net income	10	10	(32)
Net change for the year	11	(3)	(22)
Pension adjustments:
Amount arising during the year	3,327	2,276	(2,830)
Reclassification adjustments for gains and losses realized in net income	1,152	1,366	1,482
Net change for the year	4,479	3,642	(1,348)
Foreign currency translation adjustments		105	413
Other comprehensive income (loss)	1,208	(2,368)	(8,909)
Net unrealized gains on securities:
Amount arising during the year	7,697	8,601	11,691
Reclassification adjustments for gains and losses realized in net income	805	166	156
Net change for the year	8,502	8,767	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(21)	239	(109)
Reclassification adjustments for gains and losses realized in net income	(20)	(187)	172
Net change for the year	(41)	52	63
Pension adjustments:
Amount arising during the year	(6,919)	(2,881)	2,954
Reclassification adjustments for gains and losses realized in net income	(1,831)	(1,649)	(1,951)
Net change for the year	(8,750)	(4,530)	1,003
Foreign currency translation adjustments	(5,538)	(28,861)	(9,287)
Other comprehensive income (loss)	¥ (5,827)	¥ (24,572)	¥ 3,626

Components of Income Before Income Taxes and Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income before income taxes:
Domestic	¥ 77,813	¥ 112,374	¥ 28,477
Foreign	37,080	59,958	32,321
Income before income taxes	114,893	172,332	60,798
Current income taxes:
Domestic	20,685	21,297	17,213
Foreign	13,514	14,447	7,232
Total current income taxes	34,199	35,744	24,445
Deferred income taxes:
Domestic	(1,148)	11,892	(10,089)
Foreign	(2,916)	(5,422)	1,009
Total deferred income taxes	(4,064)	6,470	(9,080)
Total income taxes	¥ 30,135	¥ 42,214	¥ 15,365

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Japanese statutory income tax rates	41.00%	41.00%	41.00%
Net operating losses carried forward	¥ 91,956
Tax credit carried forward	2,956
Expiration date of tax credit carried forward	20 years
Undistributed earnings of foreign subsidiaries	261,707
Deferred tax assets, valuation allowance	25,192	24,687	40,270	43,236
Unrecognized tax benefits that would affect effective tax rate	3,050	6,874
Interest and penalties related to unrecognized tax benefits	59	(92)	(226)
Interest and penalties related to unrecognized tax benefits accrued	275	217
Maximum
Income Taxes [Line Items]
Expected significant change in unrecognized tax benefits, period	12 months
Domestic Subsidiaries Expiring Within Next Nine Years
Income Taxes [Line Items]
Net operating losses carried forward	30,967
Expiration date of operating loss carried forward	9 years
U.S. Subsidiaries Expiring Within Next Twenty Years
Income Taxes [Line Items]
Net operating losses carried forward	12,243
Expiration date of operating loss carried forward	20 years
Tax credit carried forward	1,324
Other Foreign Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Net operating losses carried forward	48,746
U. S. Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Tax credit carried forward	1,632
Foreign Subsidiaries
Income Taxes [Line Items]
Unrecognized deferred tax liabilities	¥ 9,272
Japan | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2005
United States of America | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2009

Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	41.00%		41.00%	41.00%
Difference in statutory tax rates of foreign subsidiaries	(6.40%)		(5.00%)	(7.70%)
Change in valuation allowance	(1.10%)		(8.10%)	(1.70%)
Tax credit for research and development expenses	(2.10%)		(2.10%)	(4.40%)
Uncertainty in income taxes	1.30%		(2.10%)	(1.60%)
Tax rate change	(7.20%)	[1]
Other	0.70%		0.80%	(0.30%)
Effective income tax rate	26.20%		24.50%	25.30%

[1]	In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	41.00%	41.00%	41.00%
Japan
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	41.00%
Annual Reporting Period Commencing April One Twenty Twelve and April One Twenty Fourteen
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%
Annual Reporting Period Commencing April One Twenty Fifteen
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	36.00%
Future Period
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr 1, 2012
Future Period Two
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr 1, 2014
Future Period One
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr 1, 2015

Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Deferred tax assets:
Enterprise tax	¥ 728	¥ 1,603
Inventories	19,057	19,545
Provision for doubtful accounts and loss on bad debts	1,255	1,394
Accrued expenses	10,982	8,220
Employee benefits	24,528	24,828
Depreciation and amortization	33,171	37,432
Securities	2,744	2,459
Net operating losses and tax credit carry forwards	20,454	19,144
Liquidation of a foreign subsidiary		3,696
Other	6,163	4,291
Total gross deferred tax assets	119,082	122,612
Valuation allowance	(25,192)	(24,687)	(40,270)	(43,236)
Net deferred tax assets	93,890	97,925
Deferred tax liabilities:
Depreciation and amortization	13,952	10,942
Deduction of foreign branch losses	771	850
Securities	99,918	108,885
Prepaid benefit cost	2,786	5,301
Other	3,937	3,272
Total deferred tax liabilities	121,364	129,250
Net deferred tax liabilities	¥ (27,474)	¥ (31,325)

Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes-current assets	¥ 45,049	¥ 43,035
Other assets	20,245	17,087
Other current liabilities	(2,589)	(1,442)
Deferred income taxes-non-current liabilities	(90,179)	(90,005)
Net deferred tax liabilities	¥ (27,474)	¥ (31,325)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 24,687		¥ 40,270		¥ 43,236
Increase	2,667		1,226		7,034
Decrease	(3,523)		(15,885)		(8,905)
Other	1,361	[1]	(924)	[1]	(1,095)	[1]
Balance at end of year	¥ 25,192		¥ 24,687		¥ 40,270

[1]	Other consists mainly of foreign currency translation adjustments and business combinations.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 6,874	¥ 8,352	¥ 10,518
Increase-tax position in prior years	277	1,112	20
Increase-tax position in current year	2,135	1,936	1,800
Decrease-tax position in prior years	(868)	(2,517)	(1,634)
Settlements with taxing authorities	(5,350)	(2,002)	(2,336)
Lapse of statute of limitations	(18)	(7)	(16)
Balance at end of year	¥ 3,050	¥ 6,874	¥ 8,352

Supplemental Expense Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	¥ 45,559	¥ 49,474	¥ 49,911
Advertising expenses	7,912	7,583	7,346
Shipping and handling cost included in selling, general and administrative expenses	¥ 17,203	¥ 16,883	¥ 14,140

Segment Reporting - Additional Information (Detail)	Mar. 31, 2012 Segment
Number of reportable segments	7

Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries (Detail) (KDDI Corporation, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
KDDI Corporation
Revenue, Major Customer [Line Items]
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥ 121,130	¥ 130,554	¥ 115,538
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.20%	10.30%	10.80%

Information by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Net sales	¥ 1,190,870	¥ 1,266,924	¥ 1,073,805
Operating profit	97,675	155,924	63,860
Corporate	13,876	16,882	15,665
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	(36)	(160)	(18,297)
Adjustments and eliminations	(792)	(2,002)	(239)
Income before income taxes	114,893	172,332	60,798
Depreciation and amortization	73,120	71,544	72,829
Write-down of inventories	11,486	5,291	9,207
Capital expenditures	66,408	70,680	37,869
Total assets	1,994,103	1,946,566	1,848,717
Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	80,372	76,269	53,056
Operating profit	12,622	11,969	(788)
Depreciation and amortization	6,767	5,106	5,719
Write-down of inventories	105	146	777
Capital expenditures	11,050	11,319	1,814
Total assets	68,637	57,682	49,430
Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	153,420	174,687	140,507
Operating profit	27,754	37,331	17,235
Depreciation and amortization	11,795	10,786	9,795
Write-down of inventories	703	266	508
Capital expenditures	13,279	12,998	5,998
Total assets	112,121	111,406	100,094
Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	179,784	197,642	157,033
Operating profit	6,459	29,049	19,858
Depreciation and amortization	14,843	13,786	10,889
Write-down of inventories	6,115	1,000	1,916
Capital expenditures	13,001	17,660	14,756
Total assets	265,093	258,618	209,170
Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	228,721	242,641	199,939
Operating profit	16,036	41,646	13,230
Depreciation and amortization	13,762	13,818	16,934
Write-down of inventories	991	265	817
Capital expenditures	14,193	12,118	5,730
Total assets	417,105	351,432	346,844
Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	178,669	225,168	189,118
Operating profit	1,469	2,121	(14,726)
Depreciation and amortization	8,949	10,172	9,452
Write-down of inventories	2,216	2,581	4,340
Capital expenditures	4,142	3,886	2,876
Total assets	109,975	111,634	112,750
Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	243,457	239,916	232,365
Operating profit	29,451	25,845	22,091
Depreciation and amortization	10,131	11,027	12,846
Write-down of inventories	1,169	972	580
Capital expenditures	6,199	7,437	3,471
Total assets	246,834	247,486	250,222
All Other Segments
Segment Reporting Information [Line Items]
Net sales	151,987	139,383	124,577
Operating profit	8,054	9,651	6,769
Depreciation and amortization	4,668	4,767	4,925
Write-down of inventories	187	61	269
Capital expenditures	2,800	2,747	1,923
Total assets	138,304	132,381	128,898
Operating Segments
Segment Reporting Information [Line Items]
Operating profit	101,845	157,612	63,669
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(25,540)	(28,782)	(22,790)
Total assets	(93,612)	(73,676)	(61,660)
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	2,205	2,082	2,269
Capital expenditures	1,744	2,515	1,301
Total assets	727,849	748,184	711,508
Total Reportable Segments
Segment Reporting Information [Line Items]
Total assets	1,358,069	1,270,639	1,197,408
Equity Method Investments
Segment Reporting Information [Line Items]
Total assets	¥ 1,797	¥ 1,419	¥ 1,461

Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Net sales	¥ 1,190,870	¥ 1,266,924	¥ 1,073,805
Property, Plant and Equipment, Net	260,537	247,754	240,099
Japan
Segment Reporting Information [Line Items]
Net sales	559,344	559,883	470,643
Property, Plant and Equipment, Net	187,566	185,969	176,884
Asia
Segment Reporting Information [Line Items]
Net sales	205,469	215,913	172,510
Property, Plant and Equipment, Net	35,545	29,293	28,007
Europe
Segment Reporting Information [Line Items]
Net sales	204,887	210,131	198,058
Property, Plant and Equipment, Net	18,725	14,974	14,373
United States of America
Segment Reporting Information [Line Items]
Net sales	166,706	220,706	180,861
Property, Plant and Equipment, Net	12,787	11,164	12,993
Other Countries
Segment Reporting Information [Line Items]
Net sales	54,464	60,291	51,733
Property, Plant and Equipment, Net	¥ 5,914	¥ 6,354	¥ 7,842

Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net income attributable to shareholders of Kyocera Corporation	¥ 79,357	¥ 122,448	¥ 40,095
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 432.58	¥ 667.23	¥ 218.47
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 432.58	¥ 667.23	¥ 218.47
Basic average number of shares outstanding	183,451	183,517	183,525
Diluted average number of shares outstanding	183,451	183,517	183,525

Supplemental Information Related to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash paid during the year:
Interest	¥ 1,741	¥ 1,637	¥ 2,675
Income taxes	34,889	34,994	20,988
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	804	1,003	1,557
Acquisitions of businesses:
Fair value of assets acquired	85,003	2,475	8,036
Fair value of liabilities assumed	(45,621)	(608)	(1,780)
Noncontrolling interests			(985)
Cash acquired	(3,928)	(422)	(942)
Subtotal	35,454	1,445	4,329
Additional payment for acquisitions of businesses in the past years		136	386
Total	¥ 35,454	¥ 1,581	¥ 4,715